Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.3%
ANZ Group Holdings Ltd.	638,400	$12,207,648
APA Group	289,661	1,524,189
Aristocrat Leisure Ltd.	120,805	5,159,467
ASX Ltd.	41,688	1,887,713
BHP Group Ltd.	1,086,277	25,889,948
BlueScope Steel Ltd.	99,746	1,527,756
Brambles Ltd.	291,171	3,826,469
CAR Group Ltd.	85,201	1,818,556
Cochlear Ltd.	14,149	2,477,923
Coles Group Ltd.	290,054	3,938,877
Commonwealth Bank of Australia	360,383	38,412,896
Computershare Ltd.	113,914	2,976,733
CSL Ltd.	104,511	16,775,367
Fortescue Ltd.	355,304	3,669,468
Goodman Group	434,233	8,312,885
GPT Group (The)	506,538	1,501,557
Insurance Australia Group Ltd.	513,881	2,699,144
James Hardie Industries PLC(a)(b)	92,499	2,171,154
Lottery Corp. Ltd. (The)	449,241	1,497,108
Macquarie Group Ltd.	77,760	9,609,194
Medibank Pvt Ltd.	593,865	1,766,585
National Australia Bank Ltd.	656,893	15,168,122
Northern Star Resources Ltd.	291,667	3,582,743
Origin Energy Ltd.	361,482	2,463,863
Pro Medicus Ltd.	12,319	1,806,339
Qantas Airways Ltd.	170,120	961,845
QBE Insurance Group Ltd.	324,185	4,480,211
REA Group Ltd.	11,355	1,804,079
Reece Ltd.	48,324	487,313
Rio Tinto Ltd.	80,414	6,016,352
Santos Ltd.	697,467	2,681,316
Scentre Group	1,228,709	2,846,604
SGH Ltd.	42,550	1,391,583
Sonic Healthcare Ltd.	95,417	1,593,174
South32 Ltd.	984,926	1,697,318
Stockland	577,206	2,028,438
Suncorp Group Ltd.	239,128	3,109,641
Telstra Group Ltd.	832,924	2,403,899
Transurban Group	694,771	6,260,841
Treasury Wine Estates Ltd.	173,819	993,547
Vicinity Ltd.	895,788	1,354,747
Washington H Soul Pattinson & Co. Ltd.	51,967	1,236,948
Wesfarmers Ltd.	243,026	12,174,691
Westpac Banking Corp.	737,783	15,482,495
WiseTech Global Ltd.	38,313	2,178,589
Woodside Energy Group Ltd.	398,242	5,191,137
Woolworths Group Ltd.	257,911	5,205,323
Xero Ltd.(a)	31,185	3,284,188
		257,535,983
Austria — 0.1%
Erste Group Bank AG	68,081	4,610,555
OMV AG	31,053	1,605,552
Verbund AG	14,628	1,124,176
		7,340,283
Belgium — 0.6%
Ageas SA	32,049	2,009,993
Anheuser-Busch InBev SA	194,289	12,805,384
Argenx SE(a)	13,007	8,408,365
D'ieteren Group	4,631	924,815
Groupe Bruxelles Lambert NV	23,203	1,914,111
Security	Shares	Value
Belgium (continued)
KBC Group NV	48,984	$4,516,754
Lotus Bakeries NV	81	778,821
Sofina SA	3,564	995,754
Syensqo SA	15,654	1,119,774
UCB SA	27,064	4,961,890
		38,435,661
Brazil — 1.0%
Ambev SA	960,731	2,466,516
B3 SA - Brasil Bolsa Balcao	1,237,455	2,941,467
Banco Bradesco SA	318,620	686,629
Banco BTG Pactual SA	257,669	1,730,309
Banco do Brasil SA	345,880	1,763,180
BB Seguridade Participacoes SA	146,451	1,103,708
BRF SA	129,359	517,422
Caixa Seguridade Participacoes S/A	111,203	320,570
CCR SA	213,945	507,046
Centrais Eletricas Brasileiras SA	233,889	1,811,304
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	99,305	1,992,872
CPFL Energia SA	52,871	355,787
Embraer SA(a)	149,959	1,715,433
Energisa SA	63,591	514,765
Engie Brasil Energia SA	28,684	210,108
Equatorial Energia SA	278,786	1,808,254
Itausa SA, NVS(a)	15,298	28,789
JBS SA	169,045	1,313,006
Klabin SA	174,808	570,768
Localiza Rent a Car SA	191,953	1,453,054
Natura & Co. Holding SA	202,477	339,296
NU Holdings Ltd./Cayman Islands, Class A(a)	690,214	8,579,360
Petroleo Brasileiro SA	783,686	4,425,810
PRIO SA(a)	172,970	1,027,430
Raia Drogasil SA	295,320	1,032,422
Rede D'Or Sao Luiz SA(c)	175,989	992,955
Rumo SA	274,933	939,834
Suzano SA	149,217	1,316,756
Telefonica Brasil SA	175,570	859,729
TIM SA/Brazil	213,552	713,075
TOTVS SA	122,042	809,004
Ultrapar Participacoes SA	160,839	505,319
Vale SA	781,029	7,274,732
Vibra Energia SA	212,749	704,771
WEG SA	354,943	2,791,936
XP Inc., Class A	79,510	1,280,111
		57,403,527
Canada — 7.9%
Agnico Eagle Mines Ltd.	108,216	12,718,873
Air Canada(a)(b)	39,264	397,881
Alimentation Couche-Tard Inc.	163,900	8,555,233
AltaGas Ltd.	66,563	1,969,948
ARC Resources Ltd.	130,554	2,415,808
Bank of Montreal	157,059	15,048,544
Bank of Nova Scotia (The)	266,765	13,347,925
Barrick Gold Corp.	370,734	7,069,924
BCE Inc.	12,098	268,883
Brookfield Asset Management Ltd., Class A	75,492	4,028,138
Brookfield Corp., Class A	294,427	15,816,962
Brookfield Renewable Corp.	27,680	788,878
CAE Inc.(a)	66,114	1,654,049
Cameco Corp.	93,730	4,230,972
Canadian Imperial Bank of Commerce	202,802	12,790,972

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian National Railway Co.	115,076	$11,144,492
Canadian Natural Resources Ltd.	455,570	13,072,936
Canadian Pacific Kansas City Ltd.	200,962	14,596,203
Canadian Tire Corp. Ltd., Class A, NVS	11,812	1,292,757
Canadian Utilities Ltd., Class A, NVS	36,427	1,019,671
CCL Industries Inc., Class B, NVS	30,767	1,607,758
Celestica Inc., NVS(a)	25,541	2,179,303
Cenovus Energy Inc.	296,149	3,486,507
CGI Inc.	43,033	4,563,009
Constellation Software Inc./Canada	4,309	15,529,247
Descartes Systems Group Inc. (The)(a)	18,465	1,944,544
Dollarama Inc.	59,118	7,294,336
Element Fleet Management Corp.	88,689	1,942,203
Emera Inc.	63,725	2,868,226
Empire Co. Ltd., NVS	29,991	1,113,840
Enbridge Inc.	467,015	21,839,879
Fairfax Financial Holdings Ltd.	4,314	6,735,110
First Quantum Minerals Ltd.(a)	157,831	2,119,144
FirstService Corp.	8,810	1,546,255
Fortis Inc./Canada	110,741	5,484,033
Franco-Nevada Corp.	41,588	7,146,825
George Weston Ltd.	12,734	2,481,033
GFL Environmental Inc.	49,441	2,467,029
Gildan Activewear Inc.	28,197	1,299,402
Great-West Lifeco Inc.	60,898	2,368,157
Hydro One Ltd.(c)	71,576	2,753,802
iA Financial Corp. Inc.	20,306	1,972,566
IGM Financial Inc.	15,679	498,257
Imperial Oil Ltd.	38,361	2,587,545
Intact Financial Corp.	38,611	8,575,025
Ivanhoe Mines Ltd., Class A(a)(b)	154,177	1,368,872
Keyera Corp.	51,421	1,596,043
Kinross Gold Corp.	259,064	3,824,135
Loblaw Companies Ltd.	32,405	5,260,582
Lundin Mining Corp.	148,340	1,213,750
Magna International Inc.	58,779	2,042,299
Manulife Financial Corp.	370,823	11,364,625
Metro Inc./CN	45,924	3,539,073
National Bank of Canada	84,835	7,450,908
Nutrien Ltd.	106,987	6,107,556
Onex Corp.	13,734	972,418
Open Text Corp.	57,257	1,550,001
Pan American Silver Corp.	77,545	1,952,406
Pembina Pipeline Corp.	123,603	4,724,995
Power Corp. of Canada	120,484	4,560,319
Quebecor Inc., Class B	30,371	833,187
RB Global Inc.	39,719	4,002,728
Restaurant Brands International Inc.	64,481	4,154,829
Rogers Communications Inc., Class B, NVS	78,643	2,050,217
Royal Bank of Canada	303,163	36,387,920
Saputo Inc.	54,422	1,061,912
Shopify Inc., Class A(a)	259,996	24,728,475
Stantec Inc.	24,313	2,133,957
Sun Life Financial Inc.	122,525	7,301,196
Suncor Energy Inc.	268,152	9,470,710
TC Energy Corp.	223,936	11,313,755
Teck Resources Ltd., Class B	101,872	3,461,993
TELUS Corp.	100,021	1,539,566
TFI International Inc.	17,927	1,457,333
Thomson Reuters Corp.	33,789	6,287,460
TMX Group Ltd.	58,082	2,353,867
Toromont Industries Ltd.	16,675	1,410,831
Security	Shares	Value
Canada (continued)
Toronto-Dominion Bank (The)	375,560	$23,997,592
Tourmaline Oil Corp.	80,134	3,539,939
West Fraser Timber Co. Ltd.	11,688	865,366
Wheaton Precious Metals Corp.	98,214	8,200,648
WSP Global Inc.	28,013	4,965,368
		473,678,915
Chile — 0.1%
Banco de Chile	8,320,127	1,221,364
Banco de Credito e Inversiones SA	20,285	803,354
Banco Santander Chile	13,999,713	846,438
Cencosud SA	309,376	1,058,600
Empresas CMPC SA	247,790	388,607
Empresas Copec SA	89,114	611,730
Enel Americas SA	4,557,575	447,532
Enel Chile SA	7,665,693	542,409
Falabella SA	176,990	803,669
Latam Airlines Group SA	34,670,502	547,396
		7,271,099
China — 8.3%
AAC Technologies Holdings Inc.	146,500	701,290
Advanced Micro-Fabrication Equipment Inc./China, Class A	14,859	385,374
AECC Aviation Power Co. Ltd., Class A	29,400	132,852
Agricultural Bank of China Ltd., Class A	1,398,500	1,042,928
Agricultural Bank of China Ltd., Class H	5,863,000	3,577,700
Aier Eye Hospital Group Co. Ltd., Class A	173,942	310,901
Akeso Inc.(a)(c)	131,000	1,452,597
Alibaba Group Holding Ltd.	3,521,264	52,572,565
Alibaba Health Information Technology Ltd.(a)(b)	1,110,000	718,079
Aluminum Corp. of China Ltd., Class H	1,056,000	566,792
Anhui Conch Cement Co. Ltd., Class A	88,498	293,000
Anhui Conch Cement Co. Ltd., Class H	265,000	746,521
Anhui Gujing Distillery Co. Ltd., Class A	14,700	332,492
Anhui Gujing Distillery Co. Ltd., Class B	19,800	302,999
ANTA Sports Products Ltd.	277,200	3,275,344
Autohome Inc., ADR	13,432	366,425
AviChina Industry & Technology Co. Ltd., Class H	565,000	260,002
Baidu Inc., Class A(a)	501,688	5,532,120
Bank of Beijing Co. Ltd., Class A	355,698	293,664
Bank of China Ltd., Class A	935,100	711,091
Bank of China Ltd., Class H	15,537,000	8,675,448
Bank of Communications Co. Ltd., Class A	535,900	550,927
Bank of Communications Co. Ltd., Class H	1,803,800	1,577,349
Bank of Jiangsu Co. Ltd., Class A	455,600	637,239
Bank of Ningbo Co. Ltd., Class A	89,377	294,112
Bank of Shanghai Co. Ltd., Class A	347,799	496,938
Baoshan Iron & Steel Co. Ltd., Class A	512,496	481,689
Beijing Enterprises Holdings Ltd.	90,000	365,182
Beijing Enterprises Water Group Ltd.	810,000	255,839
Beijing Kingsoft Office Software Inc., Class A	7,000	284,119
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	907,700	724,716
Bilibili Inc., Class Z(a)	50,674	889,534
BOC Aviation Ltd.(c)	53,900	403,947
BOE Technology Group Co. Ltd., Class A	1,155,100	610,381
Bosideng International Holdings Ltd.	1,026,000	530,904
BYD Co. Ltd., Class A	27,700	1,346,978
BYD Co. Ltd., Class H	264,000	12,538,999
BYD Electronic International Co. Ltd.	161,000	668,218
C&D International Investment Group Ltd.	180,000	376,456
Cambricon Technologies Corp. Ltd., Class A(a)	5,800	562,555

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
CGN Power Co. Ltd., Class A	640,800	$310,459
CGN Power Co. Ltd., Class H(c)	1,864,000	593,335
Changchun High-Tech Industry Group Co. Ltd., Class A	14,300	173,014
China CITIC Bank Corp. Ltd., Class H	1,884,000	1,490,105
China Coal Energy Co. Ltd., Class H	390,000	402,951
China Communications Services Corp. Ltd., Class H	534,000	278,107
China Construction Bank Corp., Class H	21,743,050	17,860,347
China CSSC Holdings Ltd., Class A	97,600	393,271
China Energy Engineering Corp. Ltd., Class A	802,900	242,908
China Everbright Bank Co. Ltd., Class A	1,113,700	579,308
China Everbright Bank Co. Ltd., Class H	566,000	245,769
China Feihe Ltd.(c)	690,000	521,430
China Galaxy Securities Co. Ltd., Class H	752,500	683,594
China Gas Holdings Ltd.	666,400	602,514
China Hongqiao Group Ltd.	678,000	1,217,020
China International Capital Corp. Ltd., Class H(c)	359,600	618,579
China Life Insurance Co. Ltd., Class A	43,000	214,619
China Life Insurance Co. Ltd., Class H	1,600,000	2,924,153
China Literature Ltd.(a)(c)	71,800	249,323
China Longyuan Power Group Corp. Ltd., Class H	703,000	555,355
China Mengniu Dairy Co. Ltd.	671,000	1,671,227
China Merchants Bank Co. Ltd., Class A	341,300	1,913,950
China Merchants Bank Co. Ltd., Class H	818,093	4,462,404
China Merchants Port Holdings Co. Ltd.	240,000	389,636
China Merchants Securities Co. Ltd., Class A	230,160	520,192
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	123,777	155,838
China Minsheng Banking Corp. Ltd., Class A	1,137,395	623,314
China Minsheng Banking Corp. Ltd., Class H	1,469,740	689,689
China National Building Material Co. Ltd., Class H	712,000	345,246
China National Nuclear Power Co. Ltd., Class A	405,700	515,359
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	127,300	407,955
China Oilfield Services Ltd., Class H	356,000	278,396
China Overseas Land & Investment Ltd.	747,000	1,325,289
China Pacific Insurance Group Co. Ltd., Class A	160,397	658,710
China Pacific Insurance Group Co. Ltd., Class H	570,400	1,551,924
China Petroleum & Chemical Corp., Class A	685,898	534,200
China Petroleum & Chemical Corp., Class H	4,915,000	2,508,966
China Power International Development Ltd.	1,170,000	459,562
China Railway Group Ltd., Class A	512,496	389,189
China Railway Group Ltd., Class H	562,000	241,809
China Renewable Energy Investment Ltd.(a)(d)	7,401	—
China Resources Beer Holdings Co. Ltd.	335,500	1,179,351
China Resources Gas Group Ltd.	218,600	610,637
China Resources Land Ltd.	671,000	2,257,651
China Resources Mixc Lifestyle Services Ltd.(c)	118,800	569,133
China Resources Pharmaceutical Group Ltd.(c)	341,500	215,560
China Resources Power Holdings Co. Ltd.	444,000	1,071,113
China Ruyi Holdings Ltd.(a)(b)	1,284,000	337,738
China Shenhua Energy Co. Ltd., Class A	117,800	620,846
China Shenhua Energy Co. Ltd., Class H	654,500	2,459,707
China State Construction Engineering Corp. Ltd., Class A	717,898	544,262
China State Construction International Holdings Ltd.	356,000	524,753
China Taiping Insurance Holdings Co. Ltd.	294,400	407,675
China Three Gorges Renewables Group Co. Ltd., Class A	1,212,500	710,664
China Tourism Group Duty Free Corp. Ltd., Class A	39,298	342,741
China Tower Corp. Ltd., Class H(c)	948,000	1,373,156
Security	Shares	Value
China (continued)
China United Network Communications Ltd., Class A	587,800	$430,309
China Vanke Co. Ltd., Class A(a)	203,800	191,009
China Vanke Co. Ltd., Class H(a)(b)	388,500	266,327
China Yangtze Power Co. Ltd., Class A	378,649	1,536,291
Chongqing Changan Automobile Co. Ltd., Class A	111,900	188,830
Chongqing Zhifei Biological Products Co. Ltd., Class A	33,500	87,077
Chow Tai Fook Jewellery Group Ltd.	469,200	627,232
CITIC Ltd.	1,183,000	1,438,140
CITIC Securities Co. Ltd., Class A	221,900	764,171
CITIC Securities Co. Ltd., Class H	309,325	764,506
CMOC Group Ltd., Class A	535,900	521,826
CMOC Group Ltd., Class H	777,000	610,003
Contemporary Amperex Technology Co. Ltd., Class A	59,660	1,905,931
Cosco Shipping Energy Transportation Co. Ltd., Class H	270,000	214,451
Cosco Shipping Holdings Co. Ltd., Class A	271,630	536,382
Cosco Shipping Holdings Co. Ltd., Class H	538,749	812,991
CRRC Corp. Ltd., Class A	687,400	663,484
CRRC Corp. Ltd., Class H	580,000	357,947
CSC Financial Co. Ltd., Class A	148,900	476,005
CSPC Pharmaceutical Group Ltd.	1,660,960	1,308,237
Daqin Railway Co. Ltd., Class A	357,100	318,438
East Money Information Co. Ltd., Class A	246,642	698,991
ENN Energy Holdings Ltd.	159,200	1,256,785
Eve Energy Co. Ltd., Class A	35,600	201,316
Far East Horizon Ltd.	274,000	212,329
Focus Media Information Technology Co. Ltd., Class A	348,350	345,489
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,496	723,971
Fosun International Ltd.	452,500	234,574
Foxconn Industrial Internet Co. Ltd., Class A	174,200	438,738
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	1,035,343
Ganfeng Lithium Group Co. Ltd., Class A	76,800	316,014
GCL Technology Holdings Ltd.(a)(b)	4,659,000	473,518
Geely Automobile Holdings Ltd.	1,234,000	2,590,538
Genscript Biotech Corp.(a)	220,000	309,001
Giant Biogene Holding Co. Ltd.(c)	70,600	729,426
GoerTek Inc., Class A	72,800	212,753
Great Wall Motor Co. Ltd., Class H	563,500	805,236
Guangdong Investment Ltd.	612,000	495,241
Guotai Junan Securities Co. Ltd.	397,157	943,037
Guotai Junan Securities Co. Ltd., Class H(c)	454,384	647,601
H World Group Ltd., ADR	46,470	1,591,133
Haidilao International Holding Ltd.(c)	295,000	664,209
Haier Smart Home Co. Ltd., Class A	163,000	556,678
Haier Smart Home Co. Ltd., Class A	468,800	1,360,471
Haitian International Holdings Ltd.	123,000	284,924
Hangzhou Tigermed Consulting Co. Ltd., Class A	18,100	111,293
Hansoh Pharmaceutical Group Co. Ltd.(c)	234,000	725,159
Henan Shuanghui Investment & Development Co. Ltd., Class A	89,500	307,559
Hengan International Group Co. Ltd.	111,500	300,611
Hengli Petrochemical Co. Ltd., Class A	278,000	584,651
Hisense Home Appliances Group Co. Ltd., Class H	72,466	219,761
Hithink RoyalFlush Information Network Co. Ltd., Class A	8,700	308,412
Hua Hong Semiconductor Ltd.(b)(c)	137,000	626,478
Huaneng Power International Inc., Class H	892,000	552,551
Huatai Securities Co. Ltd., Class A	286,300	632,830

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Huatai Securities Co. Ltd., Class H(c)	170,800	$253,126
Huaxia Bank Co. Ltd., Class A	361,100	361,410
Hygon Information Technology Co. Ltd., Class A, NVS	36,215	741,763
Iflytek Co. Ltd., Class A	43,700	283,352
Industrial & Commercial Bank of China Ltd., Class A	946,540	912,640
Industrial & Commercial Bank of China Ltd., Class H	15,464,285	10,593,211
Industrial Bank Co. Ltd., Class A	312,542	898,084
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	137,199	561,702
Inner Mongolia Yitai Coal Co. Ltd., Class B	236,300	469,950
Innovent Biologics Inc.(a)(c)	253,000	1,752,257
J&T Global Express Ltd.(a)(b)	500,600	388,907
JA Solar Technology Co. Ltd., Class A	179,324	235,670
JD Health International Inc.(a)(c)	237,450	1,126,747
JD Logistics Inc.(a)(c)	409,400	642,108
JD.com Inc., Class A	545,808	8,886,532
Jiangsu Expressway Co. Ltd., Class H	218,000	271,275
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	397,145
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	123,156	864,738
Jiangsu Yanghe Distillery Co. Ltd., Class A	35,400	334,120
Jiangxi Copper Co. Ltd., Class H	325,000	546,096
Kanzhun Ltd., ADR(a)	57,331	877,164
KE Holdings Inc., ADR	154,562	3,137,609
Kingdee International Software Group Co. Ltd.(a)(b)	619,000	1,052,785
Kingsoft Corp. Ltd.	213,800	1,065,238
Kuaishou Technology(a)(c)	577,900	3,814,308
Kunlun Energy Co. Ltd.	702,000	669,129
Kweichow Moutai Co. Ltd., Class A	16,200	3,448,495
Legend Biotech Corp., ADR(a)(b)	15,434	539,418
Lenovo Group Ltd.	1,658,000	1,917,603
Lens Technology Co. Ltd., Class A	109,925	315,941
Li Auto Inc., Class A(a)	271,706	3,310,648
Li Ning Co. Ltd.	447,000	842,746
Longfor Group Holdings Ltd.(b)(c)	387,000	517,640
LONGi Green Energy Technology Co. Ltd., Class A	245,496	496,649
Luxshare Precision Industry Co. Ltd., Class A	129,188	549,431
Luzhou Laojiao Co. Ltd., Class A	24,900	423,948
Mango Excellent Media Co. Ltd., Class A	61,400	192,138
Meituan, Class B(a)(c)	1,092,160	18,083,371
Midea Group Co. Ltd., Class A	48,500	491,306
Midea Group Co. Ltd., Class H(a)	62,200	587,106
MINISO Group Holding Ltd.(b)	95,232	428,157
MMG Ltd.(a)(b)	924,000	279,683
Muyuan Foods Co. Ltd., Class A	107,658	587,647
NARI Technology Co. Ltd., Class A	183,044	558,015
NAURA Technology Group Co. Ltd., Class A	12,200	758,038
NetEase Inc.	415,085	8,922,813
New China Life Insurance Co. Ltd., Class A	68,100	451,128
New China Life Insurance Co. Ltd., Class H	193,300	705,914
New Hope Liuhe Co. Ltd., Class A(a)	279,107	368,490
New Oriental Education & Technology Group Inc.	312,210	1,529,575
Ningbo Deye Technology Co. Ltd., Class A, NVS	17,938	213,102
Ningbo Tuopu Group Co. Ltd., Class A	32,700	236,251
Ningxia Baofeng Energy Group Co. Ltd., Class A	283,600	625,198
NIO Inc., Class A(a)(b)	311,248	1,246,686
Nongfu Spring Co. Ltd., Class H(c)	447,000	2,054,944
Orient Overseas International Ltd.	24,000	335,243
PDD Holdings Inc., ADR(a)	148,671	15,695,197
Security	Shares	Value
China (continued)
People's Insurance Co. Group of China Ltd. (The), Class H	1,930,000	$1,142,205
PetroChina Co. Ltd., Class A	207,100	227,732
PetroChina Co. Ltd., Class H	4,666,000	3,565,468
PICC Property & Casualty Co. Ltd., Class H	1,390,285	2,560,125
Ping An Bank Co. Ltd., Class A	409,300	614,821
Ping An Insurance Group Co. of China Ltd., Class A	184,606	1,288,850
Ping An Insurance Group Co. of China Ltd., Class H	1,419,000	8,492,760
Poly Developments and Holdings Group Co. Ltd., Class A	175,300	201,740
Pop Mart International Group Ltd.(c)	121,200	3,022,879
Postal Savings Bank of China Co. Ltd., Class A	507,000	357,078
Postal Savings Bank of China Co. Ltd., Class H(c)	1,907,000	1,172,389
Qifu Technology Inc.	31,007	1,272,217
Rongsheng Petrochemical Co. Ltd., Class A	187,150	214,418
SAIC Motor Corp. Ltd., Class A	259,500	580,607
Sany Heavy Industry Co. Ltd., Class A	161,027	419,163
Seres Group Co. Ltd., Class A, NVS	21,700	389,719
SF Holding Co. Ltd., Class A	84,900	508,232
Shaanxi Coal Industry Co. Ltd., Class A	158,100	417,097
Shandong Gold Mining Co. Ltd., Class A	162,300	678,839
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	450,000	331,228
Shanghai Baosight Software Co. Ltd., Class B	253,141	371,659
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	214,700	293,607
Shanghai Pudong Development Bank Co. Ltd., Class A	546,800	824,161
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	25,138	458,931
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	24,580	690,288
Shenwan Hongyuan Group Co. Ltd., Class A	998,706	648,555
Shenzhen Inovance Technology Co. Ltd., Class A	41,200	405,200
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	531,842
Shenzhou International Group Holdings Ltd.	169,300	1,173,537
Sino Biopharmaceutical Ltd.	2,304,000	1,157,067
Sinopharm Group Co. Ltd., Class H	282,800	666,488
Sinotruk Hong Kong Ltd.	132,500	318,384
Smoore International Holdings Ltd.(b)(c)	373,000	645,595
Sungrow Power Supply Co. Ltd., Class A	36,120	301,308
Sunny Optical Technology Group Co. Ltd.	144,300	1,214,177
Suzhou Maxwell Technologies Co. Ltd., Class A	22,200	212,694
TAL Education Group, ADR(a)	99,655	871,981
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	269,525	284,111
Tencent Holdings Ltd.	1,390,900	85,193,935
Tencent Music Entertainment Group, ADR	175,670	2,357,491
Tingyi Cayman Islands Holding Corp.	358,000	646,667
Tongcheng Travel Holdings Ltd.	280,400	735,494
Tongwei Co. Ltd., Class A	140,600	315,571
TravelSky Technology Ltd., Class H	142,000	197,673
Trina Solar Co. Ltd., Class A	131,468	237,096
Trip.com Group Ltd.	132,410	7,976,483
Tsingtao Brewery Co. Ltd., Class H	140,000	989,306
Vipshop Holdings Ltd., ADR	81,161	1,105,413
Wanhua Chemical Group Co. Ltd., Class A	62,531	468,727
Want Want China Holdings Ltd.	1,091,000	713,965
Weichai Power Co. Ltd., Class H	473,000	922,776
Wens Foodstuff Group Co. Ltd., Class A	152,260	355,029
Wharf Holdings Ltd. (The)	177,000	444,606

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Will Semiconductor Co. Ltd. Shanghai, Class A	35,385	$642,192
Wingtech Technology Co. Ltd., Class A	35,500	170,356
Wuliangye Yibin Co. Ltd., Class A	60,100	1,064,255
WuXi AppTec Co. Ltd., Class A	74,514	607,608
WuXi AppTec Co. Ltd., Class H(c)	42,636	329,516
Wuxi Biologics Cayman Inc.(a)(c)	794,000	2,306,116
Xiaomi Corp., Class B(a)(c)	3,631,800	23,251,507
Xinyi Solar Holdings Ltd.(b)	1,076,000	357,835
XPeng Inc., Class A(a)(b)	286,632	2,668,261
Yadea Group Holdings Ltd.(c)	254,000	458,433
Yankuang Energy Group Co. Ltd., Class H	640,700	669,161
Yonyou Network Technology Co. Ltd., Class A(a)	105,300	213,711
Yum China Holdings Inc.	87,550	3,791,790
Yunnan Baiyao Group Co. Ltd., Class A	65,798	518,325
Yunnan Energy New Material Co. Ltd., Class A	25,100	95,772
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	13,600	383,828
Zhaojin Mining Industry Co. Ltd., Class H	320,500	763,542
Zhejiang Expressway Co. Ltd., Class H	231,840	191,090
Zhejiang Huayou Cobalt Co. Ltd., Class A	45,900	213,942
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	112,672	806,314
Zhongji Innolight Co. Ltd., Class A	21,200	247,698
Zhongsheng Group Holdings Ltd.	156,500	235,483
Zhuzhou CRRC Times Electric Co. Ltd., Class H	114,200	458,380
Zijin Mining Group Co. Ltd., Class A	458,600	1,104,798
Zijin Mining Group Co. Ltd., Class H	1,212,000	2,647,836
ZTE Corp., Class A	52,900	233,362
ZTE Corp., Class H	130,800	386,139
ZTO Express Cayman Inc.	88,279	1,644,097
		499,884,795
Colombia — 0.0%
Bancolombia SA	35,968	426,451
Interconexion Electrica SA ESP	94,371	486,866
		913,317
Czech Republic — 0.1%
CEZ AS	32,095	1,629,127
Komercni Banka AS	16,607	807,130
Moneta Money Bank AS(c)	63,542	392,787
		2,829,044
Denmark — 1.5%
AP Moller - Maersk A/S, Class A	731	1,249,323
AP Moller - Maersk A/S, Class B, NVS	780	1,343,070
Carlsberg A/S, Class B	19,584	2,668,391
Coloplast A/S, Class B	27,064	3,062,645
Danske Bank A/S	148,513	5,210,958
Demant A/S(a)	21,990	800,807
DSV A/S	43,699	9,262,427
Genmab A/S(a)	14,092	2,988,048
Novo Nordisk A/S, Class B	690,732	46,183,386
Novonesis (Novozymes) B, Class B	75,875	4,928,637
Orsted A/S(a)(c)	37,394	1,488,018
Pandora A/S	17,632	2,624,750
Rockwool A/S, Class B	19,907	908,758
Tryg A/S	74,802	1,784,622
Vestas Wind Systems A/S	218,207	2,909,179
Zealand Pharma A/S(a)	13,802	976,162
		88,389,181
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	462,852	737,303
Eastern Co. SAE	263,319	181,314
		918,617
Security	Shares	Value
Finland — 0.5%
Elisa OYJ	30,488	$1,626,474
Fortum OYJ	93,000	1,559,289
Kesko OYJ, Class B	61,284	1,407,008
Kone OYJ, Class B	72,394	4,483,491
Metso OYJ	138,775	1,507,888
Neste OYJ	91,074	944,741
Nokia OYJ	1,134,474	5,671,432
Orion OYJ, Class B	23,400	1,465,110
Sampo OYJ, Class A	505,275	5,062,151
Stora Enso OYJ, Class R	121,825	1,131,558
UPM-Kymmene OYJ	110,721	2,932,568
Wartsila OYJ Abp	108,999	2,013,902
		29,805,612
France — 7.3%
Accor SA	44,738	2,204,348
Aeroports de Paris SA	7,448	931,348
Air Liquide SA	125,045	25,694,019
Airbus SE	126,854	21,525,919
Alstom SA(a)	74,321	1,794,790
Amundi SA(c)	13,300	1,050,583
ArcelorMittal SA	101,253	2,994,226
Arkema SA	12,937	983,541
AXA SA	383,303	18,128,658
BioMerieux	9,063	1,223,327
BNP Paribas SA	220,093	18,648,365
Bollore SE	178,045	1,101,283
Bouygues SA	43,498	1,911,968
Bureau Veritas SA	71,936	2,283,468
Capgemini SE	33,058	5,277,788
Carrefour SA	115,628	1,783,413
Cie de Saint-Gobain SA	97,962	10,650,232
Cie Generale des Etablissements Michelin SCA	145,032	5,303,203
Covivio SA/France	11,153	625,403
Credit Agricole SA	227,615	4,269,280
Danone SA	140,266	12,069,387
Dassault Aviation SA	4,215	1,519,788
Dassault Systemes SE	147,393	5,523,721
Edenred SE	55,408	1,728,007
Eiffage SA	14,611	1,988,159
Engie SA	397,114	8,207,684
EssilorLuxottica SA	64,323	18,534,865
Eurazeo SE	9,358	684,253
Eurofins Scientific SE	28,417	1,793,293
Euronext NV(c)	17,528	2,929,756
Gecina SA	9,629	988,500
Getlink SE	66,533	1,263,343
Hermes International SCA	6,821	18,758,977
Ipsen SA	8,464	984,389
Kering SA	16,175	3,290,847
Klepierre SA	44,831	1,640,956
La Francaise des Jeux SAEM(c)	20,471	729,671
Legrand SA	56,396	6,197,910
L'Oreal SA	51,991	22,973,037
LVMH Moet Hennessy Louis Vuitton SE	59,342	32,871,274
Orange SA	400,530	5,810,906
Pernod Ricard SA	44,688	4,843,976
Publicis Groupe SA	49,705	5,057,334
Renault SA	40,623	2,157,536
Rexel SA	49,542	1,376,456
Safran SA	77,885	20,726,729
Sanofi SA	245,723	26,880,088
Sartorius Stedim Biotech	6,063	1,430,813

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Schneider Electric SE	118,148	$27,604,778
Societe Generale SA	156,199	8,144,055
Sodexo SA	18,743	1,189,746
STMicroelectronics NV	144,853	3,292,959
Teleperformance SE	11,906	1,305,553
Thales SA	20,287	5,682,842
TotalEnergies SE	466,213	26,553,254
Unibail-Rodamco-Westfield, New	27,922	2,363,738
Veolia Environnement SA	153,942	5,622,588
Vinci SA	106,824	15,005,281
		438,111,611
Germany — 6.4%
adidas AG	37,050	8,524,891
Allianz SE, Registered	83,408	34,495,606
BASF SE	192,706	9,841,392
Bayer AG, Registered	210,896	5,526,990
Bayerische Motoren Werke AG	63,032	5,346,215
Beiersdorf AG	21,455	3,022,966
Brenntag SE	25,675	1,714,675
Commerzbank AG	205,443	5,437,570
Continental AG	23,838	1,863,527
Covestro AG, NVS(a)	38,716	2,605,251
CTS Eventim AG & Co. KGaA	13,756	1,629,907
Daimler Truck Holding AG	102,986	4,137,615
Delivery Hero SE, Class A(a)(c)	41,678	1,177,926
Deutsche Bank AG, Registered	403,678	10,584,575
Deutsche Boerse AG	40,816	13,146,583
Deutsche Lufthansa AG, Registered	140,409	1,008,929
Deutsche Post AG, Registered	209,352	8,945,192
Deutsche Telekom AG, Registered	752,781	27,038,037
E.ON SE	481,583	8,422,690
Evonik Industries AG	55,637	1,250,322
Fresenius Medical Care AG	46,200	2,350,451
Fresenius SE & Co. KGaA(a)	90,000	4,274,722
GEA Group AG	33,565	2,189,770
Hannover Rueck SE	12,626	4,052,941
Heidelberg Materials AG	29,717	5,940,829
Henkel AG & Co. KGaA	23,479	1,657,151
Infineon Technologies AG	280,925	9,305,092
Knorr-Bremse AG	15,924	1,579,290
LEG Immobilien SE	15,839	1,342,659
Mercedes-Benz Group AG	157,462	9,414,465
Merck KGaA	27,527	3,832,311
MTU Aero Engines AG	11,466	3,968,446
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	28,969	19,832,452
Nemetschek SE	12,625	1,677,670
Puma SE	23,697	611,877
Qiagen NV	46,808	2,008,797
Rational AG	1,117	958,424
Rheinmetall AG	9,413	16,030,831
RWE AG	135,067	5,245,212
SAP SE	224,716	65,749,365
Scout24 SE(c)	16,428	1,957,836
Siemens AG, Registered	164,003	37,763,564
Siemens Energy AG(a)	138,571	10,695,417
Siemens Healthineers AG(c)	62,455	3,366,783
Symrise AG, Class A	29,362	3,386,362
Talanx AG(a)	13,383	1,535,942
Vonovia SE	160,771	5,332,789
Security	Shares	Value
Germany (continued)
Zalando SE(a)(c)	46,754	$1,707,282
		383,489,589
Greece — 0.2%
Alpha Services and Holdings SA	416,946	1,016,611
Eurobank Ergasias Services and Holdings SA, Class A	492,869	1,398,774
Hellenic Telecommunications Organization SA	34,927	662,810
Jumbo SA	23,107	727,714
Metlen Energy & Metals SA	22,197	1,050,524
National Bank of Greece SA	162,027	1,719,668
OPAP SA	33,217	738,056
Piraeus Financial Holdings SA	203,988	1,145,603
Public Power Corp. SA	37,061	555,537
		9,015,297
Hong Kong — 1.2%
AIA Group Ltd.	2,424,400	18,165,815
BeiGene Ltd.(a)	164,576	3,325,999
BOC Hong Kong Holdings Ltd.	747,500	3,100,914
CK Asset Holdings Ltd.	380,560	1,554,726
CK Hutchison Holdings Ltd.	572,060	3,225,891
CK Infrastructure Holdings Ltd.	142,500	960,400
CLP Holdings Ltd.	368,000	3,137,804
Futu Holdings Ltd., ADR	12,456	1,149,813
Galaxy Entertainment Group Ltd.	447,000	1,614,384
Hang Seng Bank Ltd.	164,100	2,290,636
Henderson Land Development Co. Ltd.	296,617	841,188
HKT Trust & HKT Ltd., Class SS	818,000	1,163,997
Hong Kong & China Gas Co. Ltd.(b)	2,522,748	2,269,902
Hong Kong Exchanges & Clearing Ltd.	252,400	11,027,276
Hongkong Land Holdings Ltd.	232,800	1,139,323
Jardine Matheson Holdings Ltd.	32,700	1,453,026
Link REIT	548,120	2,566,218
MTR Corp. Ltd.(b)	325,000	1,122,006
Power Assets Holdings Ltd.	300,000	1,983,959
Sands China Ltd.(a)	501,600	898,340
Sino Land Co. Ltd.	828,000	850,936
SITC International Holdings Co. Ltd.	283,000	782,705
Sun Hung Kai Properties Ltd.	297,500	2,822,208
Swire Pacific Ltd., Class A	80,000	691,813
Techtronic Industries Co. Ltd.	285,000	2,868,235
WH Group Ltd.(c)	1,733,000	1,549,661
Wharf Real Estate Investment Co. Ltd.	299,000	715,073
		73,272,248
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	99,346	841,232
OTP Bank Nyrt	48,079	3,551,500
Richter Gedeon Nyrt	29,486	894,270
		5,287,002
India — 5.5%
ABB India Ltd.	11,762	768,411
Adani Enterprises Ltd.	35,820	975,521
Adani Ports & Special Economic Zone Ltd.	111,686	1,606,790
Adani Power Ltd.(a)	125,491	788,518
Alkem Laboratories Ltd.	9,075	549,778
Ambuja Cements Ltd.	133,539	851,366
APL Apollo Tubes Ltd.	42,203	806,725
Apollo Hospitals Enterprise Ltd.	22,237	1,837,976
Ashok Leyland Ltd.	358,243	956,399
Asian Paints Ltd.	81,902	2,352,189
Astral Ltd.	42,221	671,955
AU Small Finance Bank Ltd.(c)	70,126	563,016

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Aurobindo Pharma Ltd.(a)	64,713	$943,268
Avenue Supermarts Ltd.(a)(c)	33,997	1,685,863
Axis Bank Ltd.	497,456	6,977,870
Bajaj Auto Ltd.	14,725	1,398,978
Bajaj Finance Ltd.	59,360	6,056,886
Bajaj Finserv Ltd.	84,221	1,945,318
Bajaj Holdings & Investment Ltd.	5,799	824,443
Balkrishna Industries Ltd.	17,539	554,573
Bank of Baroda	223,958	662,705
Bharat Electronics Ltd.	762,173	2,834,922
Bharat Forge Ltd.	54,127	709,026
Bharat Heavy Electricals Ltd.	234,463	628,660
Bharat Petroleum Corp. Ltd.	331,034	1,213,163
Bharti Airtel Ltd.	554,063	12,221,650
Bosch Ltd.	1,855	645,985
Britannia Industries Ltd.	22,890	1,473,634
BSE Ltd.	7,166	541,954
Canara Bank	515,271	593,987
CG Power & Industrial Solutions Ltd.	140,757	1,043,166
Cholamandalam Investment and Finance Co. Ltd.	85,904	1,519,414
Cipla Ltd.	114,264	2,096,826
Coal India Ltd.	386,524	1,761,112
Colgate-Palmolive India Ltd.	31,893	977,327
Container Corp. of India Ltd.	67,246	537,103
Cummins India Ltd.	30,130	1,034,506
Dabur India Ltd.	112,930	652,165
Divi's Laboratories Ltd.	25,862	1,866,816
Dixon Technologies India Ltd.	8,061	1,571,453
DLF Ltd.	169,370	1,350,961
Dr Reddy's Laboratories Ltd.	128,280	1,800,686
Eicher Motors Ltd.	29,705	1,956,117
GAIL India Ltd.	511,727	1,143,985
GMR Airports Infrastructure Ltd.(a)	549,522	566,501
Godrej Consumer Products Ltd.	89,842	1,339,933
Godrej Properties Ltd.(a)	33,201	848,185
Grasim Industries Ltd.	63,237	2,052,081
Havells India Ltd.	56,620	1,072,147
HCL Technologies Ltd.	197,818	3,669,110
HDFC Asset Management Co. Ltd.(c)	20,375	1,055,887
HDFC Bank Ltd.	1,211,733	27,523,238
HDFC Life Insurance Co. Ltd.(c)	194,209	1,707,463
Hero MotoCorp Ltd.	25,716	1,165,135
Hindalco Industries Ltd.	294,223	2,174,590
Hindustan Aeronautics Ltd., NVS	43,841	2,324,822
Hindustan Petroleum Corp. Ltd.	198,268	887,328
Hindustan Unilever Ltd.	179,955	4,996,080
Hyundai Motor India Ltd.(a)	37,272	753,348
ICICI Bank Ltd.	1,108,301	18,629,734
ICICI Lombard General Insurance Co. Ltd.(c)	44,361	985,610
ICICI Prudential Life Insurance Co. Ltd.(c)	87,539	635,815
IDFC First Bank Ltd.(a)	702,333	540,473
Indian Hotels Co. Ltd., Class A	188,403	1,753,008
Indian Oil Corp. Ltd.	617,155	1,006,192
Indian Railway Catering & Tourism Corp. Ltd.	67,471	600,643
Indus Towers Ltd.(a)	251,767	1,213,298
IndusInd Bank Ltd.	128,626	1,277,464
Info Edge India Ltd.	17,054	1,426,555
Infosys Ltd.	711,528	12,578,344
InterGlobe Aviation Ltd.(a)(c)	42,197	2,629,350
ITC Ltd.	634,382	3,194,112
Jindal Stainless Ltd.	81,336	562,361
Jindal Steel & Power Ltd.	96,364	1,023,811
Security	Shares	Value
India (continued)
Jio Financial Services Ltd., NVS(a)	615,540	$1,901,103
JSW Energy Ltd.	100,936	572,758
JSW Steel Ltd.	139,633	1,705,923
Jubilant Foodworks Ltd.	92,136	779,087
Kalyan Jewellers India Ltd.	90,059	550,045
Kotak Mahindra Bank Ltd.	229,553	5,999,554
Larsen & Toubro Ltd.	141,320	5,593,814
LTIMindtree Ltd.(c)	18,948	1,028,298
Lupin Ltd.	50,581	1,257,802
Macrotech Developers Ltd.	69,304	1,090,431
Mahindra & Mahindra Ltd.	201,770	6,990,764
Mankind Pharma Ltd.(a)	27,615	804,991
Marico Ltd.	123,929	1,041,917
Maruti Suzuki India Ltd.	27,700	4,015,215
Max Healthcare Institute Ltd.	169,397	2,197,799
Mphasis Ltd.	18,357	536,129
MRF Ltd.	528	840,260
Muthoot Finance Ltd.	20,875	537,400
Nestle India Ltd., NVS	70,802	2,001,184
NHPC Ltd., NVS	794,154	804,900
NMDC Ltd.	688,421	528,133
NTPC Ltd.	916,372	3,839,134
Oberoi Realty Ltd.	27,711	537,945
Oil & Natural Gas Corp. Ltd.	669,433	1,937,058
Oil India Ltd.	107,087	520,412
Oracle Financial Services Software Ltd.	4,692	484,841
Page Industries Ltd.	1,364	735,374
PB Fintech Ltd.(a)	78,425	1,506,889
Persistent Systems Ltd., NVS	23,281	1,465,183
Petronet LNG Ltd.	169,555	629,492
Phoenix Mills Ltd. (The)	43,831	862,744
PI Industries Ltd.	19,249	829,173
Pidilite Industries Ltd.	34,692	1,247,179
Polycab India Ltd.	12,132	791,672
Power Finance Corp. Ltd.	323,331	1,564,070
Power Grid Corp. of India Ltd.	975,981	3,544,702
Prestige Estates Projects Ltd.	36,539	594,543
Punjab National Bank	480,454	569,680
Rail Vikas Nigam Ltd.	114,135	473,753
REC Ltd.	293,799	1,466,531
Reliance Industries Ltd.	1,305,368	21,674,753
Samvardhana Motherson International Ltd.	598,395	944,775
SBI Cards & Payment Services Ltd.	52,324	541,304
SBI Life Insurance Co. Ltd.(c)	96,727	2,022,956
Shree Cement Ltd.	1,654	581,483
Shriram Finance Ltd.	288,578	2,091,241
Siemens Energy India Ltd., NVS	18,517	543,157
Siemens Ltd.	19,002	651,684
Solar Industries India Ltd.	6,476	1,008,643
Sona Blw Precision Forgings Ltd.(c)	86,029	489,729
SRF Ltd.	29,487	1,050,849
State Bank of India	382,338	3,570,883
Sun Pharmaceutical Industries Ltd.	206,045	4,468,816
Sundaram Finance Ltd.	14,824	924,889
Supreme Industries Ltd.	13,517	566,179
Suzlon Energy Ltd.(a)	2,034,419	1,356,548
Tata Communications Ltd.	24,756	466,062
Tata Consultancy Services Ltd.	193,769	7,909,626
Tata Consumer Products Ltd.	130,429	1,799,717
Tata Elxsi Ltd.	7,486	511,437
Tata Motors Ltd.	431,526	3,288,528
Tata Power Co. Ltd. (The)	363,077	1,649,822

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Tata Steel Ltd.	1,594,872	$2,654,631
Tech Mahindra Ltd.	110,137	1,958,956
Thermax Ltd.	9,341	363,854
Titan Co. Ltd.	73,866	2,951,093
Torrent Pharmaceuticals Ltd.	23,130	909,638
Torrent Power Ltd.	38,198	695,404
Trent Ltd.	38,523	2,354,688
Tube Investments of India Ltd.	24,907	854,062
TVS Motor Co. Ltd.	47,490	1,500,760
UltraTech Cement Ltd.	24,543	3,382,086
Union Bank of India Ltd.	334,786	498,560
United Spirits Ltd.	64,683	1,196,111
UPL Ltd.	110,393	875,494
Varun Beverages Ltd.	307,640	1,899,333
Vedanta Ltd.	301,837	1,498,780
Vodafone Idea Ltd.(a)	4,919,784	413,796
Voltas Ltd.	46,391	679,945
Wipro Ltd.	542,163	1,548,467
Yes Bank Ltd.(a)	3,133,678	657,728
Zomato Ltd.(a)	1,563,739	4,279,929
Zydus Lifesciences Ltd.	54,917	578,179
		328,388,241
Indonesia — 0.4%
Adaro Energy Indonesia Tbk PT	3,139,700	359,653
Amman Mineral Internasional PT(a)	1,386,700	595,490
Astra International Tbk PT	4,084,500	1,180,526
Bank Central Asia Tbk PT	11,848,800	6,299,892
Bank Mandiri Persero Tbk PT	8,461,668	2,498,793
Bank Negara Indonesia Persero Tbk PT	3,284,200	827,616
Bank Rakyat Indonesia Persero Tbk PT	14,691,416	3,402,675
Barito Pacific Tbk PT	3,813,688	171,080
Chandra Asri Pacific Tbk PT	1,700,448	807,807
Charoen Pokphand Indonesia Tbk PT	1,795,100	511,880
GoTo Gojek Tokopedia Tbk PT(a)	185,907,700	948,503
Indofood CBP Sukses Makmur Tbk PT	637,800	436,086
Indofood Sukses Makmur Tbk PT	808,000	389,757
Kalbe Farma Tbk PT	5,646,500	465,413
Sumber Alfaria Trijaya Tbk PT	5,222,100	676,025
Telkom Indonesia Persero Tbk PT	10,418,100	1,642,087
United Tractors Tbk PT	451,445	616,953
		21,830,236
Ireland — 0.2%
AIB Group PLC	346,314	2,327,597
Bank of Ireland Group PLC	208,722	2,450,700
Kerry Group PLC, Class A	32,430	3,433,096
Kingspan Group PLC	34,336	2,897,424
		11,108,817
Israel — 0.6%
Azrieli Group Ltd.	10,927	795,533
Bank Hapoalim BM	265,237	3,890,653
Bank Leumi Le-Israel BM	319,950	4,543,619
Check Point Software Technologies Ltd.(a)(b)	18,509	4,063,836
CyberArk Software Ltd.(a)	10,177	3,583,932
Elbit Systems Ltd.	5,887	2,263,434
Global-e Online Ltd.(a)	21,394	768,259
ICL Group Ltd.	153,213	1,022,762
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	281,237	2,100,695
Mizrahi Tefahot Bank Ltd.	35,471	1,796,162
Monday.com Ltd.(a)	7,976	2,241,176
Nice Ltd.(a)	13,455	2,101,994
Security	Shares	Value
Israel (continued)
Nova Ltd.(a)	6,071	$1,172,146
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	239,412	3,713,280
Wix.com Ltd.(a)	11,737	1,990,478
		36,047,961
Italy — 1.9%
Amplifon SpA	26,844	513,766
Banco BPM SpA	278,525	3,109,040
BPER Banca SpA	212,945	1,729,557
Davide Campari-Milano NV(b)	121,935	818,213
DiaSorin SpA	5,344	610,695
Enel SpA	1,714,451	14,862,530
Eni SpA	467,085	6,689,376
Ferrari NV	26,855	12,293,702
FinecoBank Banca Fineco SpA	124,206	2,485,477
Generali	204,822	7,485,780
Infrastrutture Wireless Italiane SpA(c)	84,757	1,012,180
Intesa Sanpaolo SpA	3,145,250	16,790,241
Leonardo SpA	86,429	4,493,299
Mediobanca Banca di Credito Finanziario SpA	118,621	2,426,276
Moncler SpA	50,932	3,143,567
Nexi SpA(a)(c)	132,355	773,093
Poste Italiane SpA(c)	99,097	2,011,391
Prysmian SpA	61,339	3,369,487
Recordati Industria Chimica e Farmaceutica SpA	22,257	1,313,348
Snam SpA	436,565	2,505,656
Stellantis NV	423,816	3,943,789
Telecom Italia SpA/Milano(a)	2,058,558	815,260
Tenaris SA, NVS	90,950	1,516,586
Terna - Rete Elettrica Nazionale	298,635	2,969,569
UniCredit SpA	303,769	17,673,542
Unipol Gruppo SpA	84,625	1,517,894
		116,873,314
Japan — 13.9%
Advantest Corp.	162,400	6,794,156
Aeon Co. Ltd.(b)	139,400	4,122,222
AGC Inc.	35,600	1,111,499
Aisin Corp.	106,600	1,353,960
Ajinomoto Co. Inc.	194,400	3,976,272
ANA Holdings Inc.	31,500	605,097
Asahi Group Holdings Ltd.	311,700	4,308,407
Asahi Kasei Corp.	259,900	1,811,176
Asics Corp.	139,500	2,998,419
Astellas Pharma Inc.	390,200	3,907,519
Bandai Namco Holdings Inc.	124,600	4,330,164
Bridgestone Corp.	118,800	4,967,640
Canon Inc.	194,100	5,989,873
Capcom Co. Ltd.	69,900	2,023,640
Central Japan Railway Co.	161,100	3,390,165
Chiba Bank Ltd. (The)	113,800	1,011,850
Chubu Electric Power Co. Inc.	126,600	1,643,942
Chugai Pharmaceutical Co. Ltd.	144,500	8,324,574
Concordia Financial Group Ltd.	224,000	1,448,822
Dai Nippon Printing Co. Ltd.	82,700	1,152,733
Daifuku Co. Ltd.	65,600	1,735,413
Dai-ichi Life Holdings Inc.	777,200	5,611,731
Daiichi Sankyo Co. Ltd.	382,700	9,789,699
Daikin Industries Ltd.	55,300	6,299,954
Daito Trust Construction Co. Ltd.	11,600	1,291,509
Daiwa House Industry Co. Ltd.	122,600	4,436,026
Daiwa Securities Group Inc.	293,300	1,928,718
Denso Corp.	404,000	5,216,419

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Dentsu Group Inc.	37,600	$788,326
Disco Corp.	19,700	3,811,546
East Japan Railway Co.	194,100	4,207,481
Eisai Co. Ltd.	54,100	1,563,704
ENEOS Holdings Inc.	629,900	3,032,482
FANUC Corp.	201,200	5,106,388
Fast Retailing Co. Ltd.	40,300	13,256,474
Fuji Electric Co. Ltd.	27,900	1,240,622
FUJIFILM Holdings Corp.	239,500	4,905,528
Fujikura Ltd.	53,100	1,975,685
Fujitsu Ltd.	383,800	8,526,291
Hankyu Hanshin Holdings Inc.	48,800	1,391,882
Hikari Tsushin Inc.	4,000	1,109,510
Hitachi Ltd.	1,017,500	25,148,034
Honda Motor Co. Ltd.	988,500	10,057,730
Hoshizaki Corp.	24,500	1,041,645
Hoya Corp.	72,900	8,577,857
Hulic Co. Ltd.	123,700	1,293,519
Idemitsu Kosan Co. Ltd.	197,760	1,225,521
Inpex Corp.	191,200	2,391,815
Isuzu Motors Ltd.	118,300	1,590,950
ITOCHU Corp.	257,300	13,159,077
Japan Airlines Co. Ltd.	26,200	474,676
Japan Exchange Group Inc.	224,700	2,499,959
Japan Post Bank Co. Ltd.	390,600	4,016,127
Japan Post Holdings Co. Ltd.	441,200	4,288,580
Japan Post Insurance Co. Ltd.	34,400	691,549
Japan Tobacco Inc.	254,000	7,825,241
JFE Holdings Inc.	114,800	1,336,963
Kajima Corp.	81,100	1,936,477
Kansai Electric Power Co. Inc. (The)	188,800	2,326,098
Kao Corp.	94,800	4,059,481
Kawasaki Kisen Kaisha Ltd.	81,900	1,123,202
KDDI Corp.	667,400	11,828,736
Keyence Corp.	41,600	17,392,607
Kikkoman Corp.	137,900	1,349,927
Kirin Holdings Co. Ltd.	160,700	2,430,858
Kobe Bussan Co. Ltd.	35,300	1,078,772
Komatsu Ltd.	192,500	5,567,016
Konami Group Corp.	21,600	3,084,824
Kubota Corp.	198,000	2,300,837
Kyocera Corp.	284,700	3,374,187
Kyowa Kirin Co. Ltd.	53,600	836,943
Lasertec Corp.	17,000	1,580,496
LY Corp.	619,500	2,342,962
M3 Inc.(a)	89,100	1,116,654
Makita Corp.	44,900	1,313,058
Marubeni Corp.	304,100	5,391,284
MatsukiyoCocokara & Co.	70,100	1,286,799
MEIJI Holdings Co. Ltd.	55,080	1,354,243
Minebea Mitsumi Inc.	75,700	1,109,461
Mitsubishi Chemical Group Corp.	284,500	1,383,113
Mitsubishi Corp.	757,800	14,388,030
Mitsubishi Electric Corp.	407,100	7,875,510
Mitsubishi Estate Co. Ltd.	235,200	4,131,517
Mitsubishi HC Capital Inc.	169,700	1,200,481
Mitsubishi Heavy Industries Ltd.	712,300	14,041,457
Mitsubishi UFJ Financial Group Inc.	2,508,300	31,602,376
Mitsui & Co. Ltd.	555,900	11,240,921
Mitsui Fudosan Co. Ltd.	576,600	5,714,479
Mitsui OSK Lines Ltd.	70,400	2,344,589
Mizuho Financial Group Inc.	524,160	13,105,369
Security	Shares	Value
Japan (continued)
MonotaRO Co. Ltd.	55,700	$1,071,271
MS&AD Insurance Group Holdings Inc.	282,500	6,421,168
Murata Manufacturing Co. Ltd.	364,300	5,190,021
NEC Corp.	259,000	6,304,790
Nexon Co. Ltd.	71,600	1,123,381
Nidec Corp.	174,700	3,104,650
Nintendo Co. Ltd.	240,000	19,924,798
Nippon Building Fund Inc.	1,618	1,501,843
Nippon Paint Holdings Co. Ltd.	197,900	1,507,754
Nippon Sanso Holdings Corp.	30,700	982,500
Nippon Steel Corp.	200,086	4,211,351
Nippon Telegraph & Telephone Corp.	6,650,300	6,951,402
Nippon Yusen KK	92,500	3,022,243
Nissan Motor Co. Ltd.(a)	517,300	1,231,499
Nissin Foods Holdings Co. Ltd.	39,800	877,543
Nitori Holdings Co. Ltd.	16,800	1,998,943
Nitto Denko Corp.	140,200	2,464,269
Nomura Holdings Inc.	666,500	3,714,778
Nomura Research Institute Ltd.	77,200	2,923,366
NTT Data Group Corp.	126,800	2,518,297
Obayashi Corp.	134,300	2,083,688
Obic Co. Ltd.	68,300	2,391,285
Olympus Corp.	247,300	3,240,370
Omron Corp.	37,700	1,119,122
Ono Pharmaceutical Co. Ltd.	71,800	826,485
Oracle Corp./Japan	8,900	1,069,971
Oriental Land Co. Ltd./Japan	235,100	4,979,299
ORIX Corp.	245,800	4,930,755
Osaka Gas Co. Ltd.	74,800	1,896,783
Otsuka Corp.	42,800	949,264
Otsuka Holdings Co. Ltd.	91,300	4,450,945
Pan Pacific International Holdings Corp.	76,300	2,349,081
Panasonic Holdings Corp.	505,400	5,794,897
Rakuten Group Inc.(a)	310,800	1,832,579
Recruit Holdings Co. Ltd.	302,200	16,746,489
Renesas Electronics Corp.	359,500	4,218,825
Resona Holdings Inc.	476,400	3,821,582
Ricoh Co. Ltd.	120,900	1,271,640
SBI Holdings Inc.	54,700	1,438,307
SCREEN Holdings Co. Ltd.	19,500	1,296,692
SCSK Corp.	30,800	805,587
Secom Co. Ltd.	87,400	3,213,735
Seiko Epson Corp.	64,700	897,588
Sekisui Chemical Co. Ltd.	76,100	1,329,765
Sekisui House Ltd.	139,800	3,214,030
Seven & i Holdings Co. Ltd.	493,600	7,266,098
SG Holdings Co. Ltd.	66,800	703,380
Shimadzu Corp.	54,600	1,397,619
Shimano Inc.	14,900	2,099,191
Shin-Etsu Chemical Co. Ltd.	390,400	11,880,445
Shionogi & Co. Ltd.	159,600	2,681,362
Shiseido Co. Ltd.	85,200	1,400,793
SMC Corp.	11,900	3,851,327
SoftBank Corp.	6,357,400	9,620,303
SoftBank Group Corp.	205,100	10,371,832
Sompo Holdings Inc.	190,600	6,246,171
Sony Group Corp.	1,349,600	35,606,206
Subaru Corp.	122,800	2,223,652
Sumitomo Corp.	236,900	5,784,239
Sumitomo Electric Industries Ltd.	143,300	2,303,318
Sumitomo Metal Mining Co. Ltd.	53,900	1,195,880
Sumitomo Mitsui Financial Group Inc.	822,600	19,624,944

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Mitsui Trust Group Inc.	135,600	$3,354,572
Sumitomo Realty & Development Co. Ltd.	63,900	2,380,037
Suntory Beverage & Food Ltd.	30,800	1,076,178
Suzuki Motor Corp.	336,100	4,027,707
Sysmex Corp.	109,800	2,038,234
T&D Holdings Inc.	97,000	2,064,025
Taisei Corp.	34,200	1,854,392
Takeda Pharmaceutical Co. Ltd.	342,413	10,357,514
TDK Corp.	416,300	4,442,521
Terumo Corp.	288,600	5,524,012
TIS Inc.	45,400	1,310,388
Toho Co. Ltd./Tokyo	22,100	1,261,721
Tokio Marine Holdings Inc.	389,700	15,620,093
Tokyo Electron Ltd.	96,800	14,413,357
Tokyo Gas Co. Ltd.	72,800	2,418,619
Tokyo Metro Co. Ltd.	66,100	837,555
Tokyu Corp.	108,600	1,317,106
Toppan Holdings Inc.	52,900	1,485,038
Toray Industries Inc.	291,000	1,858,475
Toyota Industries Corp.	34,300	4,022,528
Toyota Motor Corp.	2,071,200	39,558,702
Toyota Tsusho Corp.	131,900	2,621,212
Trend Micro Inc./Japan	26,300	1,887,041
Unicharm Corp.	237,100	2,201,506
West Japan Railway Co.	86,500	1,819,613
Yakult Honsha Co. Ltd.	63,900	1,312,635
Yamaha Motor Co. Ltd.	225,500	1,771,017
Yaskawa Electric Corp.(b)	45,100	950,225
Yokogawa Electric Corp.	49,900	1,079,843
Zensho Holdings Co. Ltd.	21,000	1,297,660
ZOZO Inc.	102,100	1,036,875
		834,001,317
Kuwait — 0.2%
Boubyan Bank KSCP	417,067	923,943
Gulf Bank KSCP	326,386	358,222
Kuwait Finance House KSCP	2,348,698	5,546,276
Mabanee Co. KPSC	134,970	349,205
Mobile Telecommunications Co. KSCP	477,335	737,332
National Bank of Kuwait SAKP	1,701,847	5,292,594
		13,207,572
Malaysia — 0.4%
AMMB Holdings Bhd	363,800	435,255
Axiata Group Bhd	561,100	273,084
CELCOMDIGI Bhd	836,700	741,377
CIMB Group Holdings Bhd	1,724,900	2,849,370
Gamuda Bhd	955,200	941,128
Genting Bhd(b)	494,300	366,965
Hong Leong Bank Bhd	168,600	781,480
IHH Healthcare Bhd	572,000	917,321
IOI Corp. Bhd	729,500	618,413
Kuala Lumpur Kepong Bhd	91,800	417,679
Malayan Banking Bhd	1,129,800	2,618,093
Maxis Bhd	703,700	605,056
MISC Bhd	168,200	292,478
MR DIY Group M Bhd(c)	832,300	324,489
Petronas Chemicals Group Bhd	564,800	481,928
Petronas Dagangan Bhd	61,800	282,656
Petronas Gas Bhd	259,100	1,050,811
PPB Group Bhd	219,600	632,743
Press Metal Aluminium Holdings Bhd	900,700	1,023,707
Public Bank Bhd	2,766,900	2,868,317
Security	Shares	Value
Malaysia (continued)
RHB Bank Bhd	448,895	$692,404
SD Guthrie Bhd	398,500	438,247
Sime Darby Bhd(b)	511,200	246,361
Sunway Bhd	496,400	523,262
Telekom Malaysia Bhd	131,500	207,242
Tenaga Nasional Bhd	595,400	1,914,890
YTL Corp. Bhd	760,500	338,227
YTL Power International Bhd(b)	498,700	395,063
		23,278,046
Mexico — 0.6%
Alfa SAB de CV, Class A	605,128	442,186
America Movil SAB de CV, Series B, Class B	4,032,174	3,478,972
Arca Continental SAB de CV	89,100	937,639
Cemex SAB de CV, NVS	3,356,308	2,070,897
Coca-Cola Femsa SAB de CV	107,600	1,013,477
Fibra Uno Administracion SA de CV	677,700	873,972
Fomento Economico Mexicano SAB de CV	398,400	4,192,540
Gruma SAB de CV, Class B	36,115	690,164
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	61,442	678,445
Grupo Aeroportuario del Pacifico SAB de CV, Class B	83,960	1,704,674
Grupo Aeroportuario del Sureste SAB de CV, Class B	39,450	1,249,674
Grupo Bimbo SAB de CV, Series A, Class A	295,200	897,620
Grupo Carso SAB de CV, Series A1, Class A1	120,000	834,288
Grupo Comercial Chedraui SA de CV	59,300	383,520
Grupo Financiero Banorte SAB de CV, Class O	563,700	4,844,075
Grupo Financiero Inbursa SAB de CV, Class O(a)	416,100	1,069,611
Grupo Mexico SAB de CV, Series B, Class B	692,929	3,600,595
Industrias Penoles SAB de CV(a)	43,985	877,188
Kimberly-Clark de Mexico SAB de CV, Class A	410,200	723,113
Prologis Property Mexico SA de CV	186,716	665,058
Promotora y Operadora de Infraestructura SAB de CV	31,720	354,750
Qualitas Controladora SAB de CV	33,400	368,055
Wal-Mart de Mexico SAB de CV	1,125,200	3,566,007
		35,516,520
Netherlands — 2.8%
ABN AMRO Bank NV, CVA(c)	105,861	2,193,741
Adyen NV(a)(c)	4,737	7,665,474
Aegon Ltd.	310,731	1,998,605
AerCap Holdings NV	42,699	4,526,094
Akzo Nobel NV	37,380	2,359,969
ASM International NV	10,030	4,902,533
ASML Holding NV	84,463	56,543,070
ASR Nederland NV	33,889	2,138,356
BE Semiconductor Industries NV	16,904	1,830,765
Coca-Cola Europacific Partners PLC	43,153	3,915,703
CVC Capital Partners PLC(a)(c)	45,747	816,259
DSM-Firmenich AG	40,927	4,446,029
EXOR NV, NVS	19,524	1,843,353
Heineken Holding NV	26,774	2,093,455
Heineken NV	63,178	5,655,389
IMCD NV	13,791	1,833,936
ING Groep NV	684,696	13,296,330
InPost SA(a)	56,584	955,810
JDE Peet's NV	40,465	979,613
Koninklijke Ahold Delhaize NV	193,984	7,964,798
Koninklijke KPN NV	836,126	3,889,536
Koninklijke Philips NV(a)	170,715	4,332,716

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
NN Group NV	57,813	$3,545,116
Prosus NV	294,986	13,830,298
Randstad NV	22,058	885,402
Universal Music Group NV	174,791	5,139,813
Wolters Kluwer NV	52,022	9,184,949
		168,767,112
New Zealand — 0.1%
Auckland International Airport Ltd.	353,766	1,580,230
Contact Energy Ltd.	210,810	1,110,543
Fisher & Paykel Healthcare Corp. Ltd.	121,601	2,453,059
Infratil Ltd.	197,519	1,237,995
Meridian Energy Ltd.	316,853	1,031,394
		7,413,221
Norway — 0.4%
Aker BP ASA	64,360	1,381,649
DNB Bank ASA	193,519	4,837,608
Equinor ASA	171,441	3,880,674
Gjensidige Forsikring ASA	43,712	1,022,810
Kongsberg Gruppen ASA	19,184	3,090,709
Mowi ASA	100,164	1,836,653
Norsk Hydro ASA	284,981	1,511,657
Orkla ASA	175,867	1,961,349
Salmar ASA	15,918	786,590
Telenor ASA	140,862	2,115,745
Yara International ASA	35,398	1,148,790
		23,574,234
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	38,949	551,518
Credicorp Ltd.	14,516	2,934,990
Southern Copper Corp.	18,171	1,626,668
		5,113,176
Philippines — 0.1%
Ayala Corp.	43,870	470,898
Ayala Land Inc.	1,590,720	713,596
Bank of the Philippine Islands	370,263	928,370
BDO Unibank Inc.	508,754	1,460,154
International Container Terminal Services Inc.	253,990	1,553,449
Jollibee Foods Corp.	132,920	545,979
Manila Electric Co.	13,030	132,971
Metropolitan Bank & Trust Co.	391,628	539,528
PLDT Inc.	19,810	461,504
SM Investments Corp.	43,955	684,224
SM Prime Holdings Inc.	2,320,400	1,012,918
		8,503,591
Poland — 0.3%
Allegro.eu SA (a)(c)	125,689	1,102,848
Bank Polska Kasa Opieki SA	37,606	1,884,874
CD Projekt SA	11,722	725,828
Dino Polska SA(a)(c)	10,576	1,482,621
KGHM Polska Miedz SA	31,910	1,018,646
LPP SA	192	785,809
mBank SA(a)(b)	2,977	648,642
ORLEN SA	121,244	2,189,466
PGE Polska Grupa Energetyczna SA(a)	166,457	363,561
Powszechna Kasa Oszczednosci Bank Polski SA	187,095	3,597,074
Powszechny Zaklad Ubezpieczen SA	126,383	1,971,676
Santander Bank Polska SA	8,155	1,254,306
		17,025,351
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)(e)	4	—
Security	Shares	Value
Portugal (continued)
EDP Renovaveis SA	73,848	$691,568
EDP SA	678,983	2,676,322
Galp Energia SGPS SA	104,071	1,612,453
Jeronimo Martins SGPS SA	59,514	1,440,380
		6,420,723
Qatar — 0.2%
Barwa Real Estate Co.	298,500	229,313
Commercial Bank PSQC (The)	696,007	822,017
Dukhan Bank	428,663	411,633
Industries Qatar QSC	333,762	1,150,002
Masraf Al Rayan QSC	1,211,220	742,964
Mesaieed Petrochemical Holding Co.	1,031,680	399,024
Ooredoo QPSC	257,698	917,135
Qatar Electricity & Water Co. QSC	148,711	623,845
Qatar Fuel QSC	91,366	376,020
Qatar Gas Transport Co. Ltd.	585,049	735,003
Qatar International Islamic Bank QSC	176,384	513,535
Qatar Islamic Bank QPSC	359,153	2,080,147
Qatar National Bank QPSC	956,390	4,381,919
		13,382,557
Russia — 0.0%
Alrosa PJSC(a)(d)	504,040	61
Mobile TeleSystems PJSC(a)(d)	193,438	24
Moscow Exchange MICEX-RTS PJSC(a)(d)	287,200	35
Ozon Holdings PLC, ADR(a)(d)	8,288	1
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	187	2
Polyus PJSC(a)(d)	51,980	1
Rosneft Oil Co. PJSC(a)(d)	165,180	20
Sberbank of Russia PJSC(a)(d)	1,882,550	229
Severstal PAO(a)(d)	30,098	4
TCS Group Holding PLC, GDR(a)(d)(e)	20,990	2
United Co. RUSAL International PJSC(a)(d)	563,790	69
VK Co. Ltd.(a)(d)	21,979	3
VTB Bank PJSC(a)(d)	98,760	—
X5 Retail Group NV, GDR(a)(d)	16,185	2
		453
Saudi Arabia — 1.1%
ACWA Power Co.	31,467	2,698,346
Ades Holding Co.	56,220	226,965
Al Rajhi Bank	417,490	10,845,533
Al Rajhi Co. for Co-operative Insurance(a)	8,256	288,681
Alinma Bank	261,318	2,023,978
Almarai Co. JSC	96,317	1,356,725
Arab National Bank	175,535	1,006,857
Arabian Internet & Communications Services Co.	3,379	258,560
Bank AlBilad	177,027	1,368,036
Bank Al-Jazira(a)	165,690	597,244
Banque Saudi Fransi	277,368	1,358,642
Bupa Arabia for Cooperative Insurance Co.	18,671	836,249
Co. for Cooperative Insurance (The)	17,893	663,329
Dallah Healthcare Co.	7,637	248,617
Dar Al Arkan Real Estate Development Co.(a)	141,338	825,421
Dr Sulaiman Al Habib Medical Services Group Co.	18,311	1,397,761
Elm Co.	5,110	1,414,047
Etihad Etisalat Co.	80,624	1,349,841
Jarir Marketing Co.	168,926	568,876
Mouwasat Medical Services Co.	20,039	387,910
Nahdi Medical Co.	4,625	140,071
Riyad Bank	310,545	2,549,345
SABIC Agri-Nutrients Co.	46,710	1,230,463

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Sahara International Petrochemical Co.	76,349	$387,017
SAL Saudi Logistics Services	6,721	327,556
Saudi Arabian Mining Co.(a)	282,874	3,855,673
Saudi Arabian Oil Co.(c)	1,231,929	8,329,069
Saudi Aramco Base Oil Co.	10,678	282,864
Saudi Awwal Bank	219,686	2,055,691
Saudi Basic Industries Corp.	195,578	3,180,596
Saudi Electricity Co.	223,496	892,508
Saudi Industrial Investment Group	88,855	358,385
Saudi Investment Bank (The)	146,380	588,102
Saudi Kayan Petrochemical Co.(a)	145,384	223,683
Saudi National Bank (The)	621,355	5,920,283
Saudi Research & Media Group(a)	7,377	340,805
Saudi Tadawul Group Holding Co.	12,817	627,865
Saudi Telecom Co.	416,589	5,288,916
Yanbu National Petrochemical Co.	50,013	426,400
		66,726,910
Singapore — 1.0%
CapitaLand Ascendas REIT	842,977	1,717,699
CapitaLand Integrated Commercial Trust	1,185,505	1,950,986
CapitaLand Investment Ltd./Singapore	545,900	1,150,534
DBS Group Holdings Ltd.	423,390	13,755,596
Genting Singapore Ltd.(b)	1,343,600	761,911
Grab Holdings Ltd., Class A(a)	474,542	2,315,765
Keppel Ltd.	317,600	1,596,797
Oversea-Chinese Banking Corp. Ltd.	711,475	8,805,046
Sea Ltd., ADR(a)	80,190	10,749,469
Sembcorp Industries Ltd.	181,300	917,046
Singapore Airlines Ltd.	296,350	1,520,843
Singapore Exchange Ltd.	157,000	1,727,134
Singapore Technologies Engineering Ltd.	362,900	2,060,634
Singapore Telecommunications Ltd.	1,663,700	4,813,407
United Overseas Bank Ltd.	267,100	7,093,865
Wilmar International Ltd.	401,600	941,944
Yangzijiang Shipbuilding Holdings Ltd.	563,200	964,741
		62,843,417
South Africa — 0.9%
Absa Group Ltd.	179,095	1,652,854
Anglo American Platinum Ltd.	23,984	821,308
Anglogold Ashanti PLC, NVS	107,293	4,466,823
Aspen Pharmacare Holdings Ltd.	88,078	578,364
Bid Corp. Ltd.	77,060	1,936,727
Bidvest Group Ltd. (The)	73,148	927,325
Capitec Bank Holdings Ltd.	19,795	3,674,074
Clicks Group Ltd.	60,172	1,279,734
Discovery Ltd.	108,694	1,203,676
FirstRand Ltd.	1,052,700	4,121,680
Gold Fields Ltd.	196,590	4,409,308
Harmony Gold Mining Co. Ltd.	125,112	1,965,806
Impala Platinum Holdings Ltd.(a)	197,120	1,172,297
Kumba Iron Ore Ltd.	10,822	188,209
MTN Group Ltd.	359,693	2,380,562
Naspers Ltd., Class N	36,512	9,600,543
Nedbank Group Ltd.	91,336	1,244,492
NEPI Rockcastle NV	111,870	857,672
Old Mutual Ltd.	1,053,937	641,952
OUTsurance Group Ltd., NVS	123,339	506,319
Pepkor Holdings Ltd.(c)	352,090	509,690
Reinet Investments SCA	28,388	745,532
Remgro Ltd.	109,434	942,975
Sanlam Ltd.	356,766	1,624,372
Security	Shares	Value
South Africa (continued)
Sasol Ltd.(a)	122,283	$422,373
Shoprite Holdings Ltd.	102,701	1,580,176
Standard Bank Group Ltd.	282,492	3,527,804
Vodacom Group Ltd.	119,499	884,201
Woolworths Holdings Ltd./South Africa	237,485	735,388
		54,602,236
South Korea — 2.5%
Alteogen Inc.(a)	8,903	2,196,014
Amorepacific Corp.	6,529	572,604
Celltrion Inc.	33,768	3,829,520
CJ CheilJedang Corp.	1,982	333,343
Coway Co. Ltd.	12,572	774,064
DB Insurance Co. Ltd.	10,484	675,435
Doosan Bobcat Inc.	13,082	449,766
Doosan Enerbility Co. Ltd.(a)	95,305	1,936,270
Ecopro BM Co. Ltd.(a)(b)	10,630	757,176
Ecopro Co. Ltd.(b)	22,211	794,065
Ecopro Materials Co. Ltd.(a)	5,938	231,174
Hana Financial Group Inc.	63,250	2,868,394
Hanjin Kal Corp.	5,042	280,761
Hankook Tire & Technology Co. Ltd.	17,085	496,248
Hanmi Semiconductor Co. Ltd.(b)	9,562	511,733
Hanwha Aerospace Co. Ltd.	6,846	3,847,477
Hanwha Ocean Co. Ltd.(a)	20,276	1,120,307
HD Hyundai Co. Ltd.	9,354	517,323
HD Hyundai Electric Co. Ltd.	4,319	939,921
HD Hyundai Heavy Industries Co. Ltd.	4,540	1,284,045
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,195	1,758,973
HLB Inc.(a)	25,586	1,020,317
HMM Co. Ltd.	52,412	674,565
HYBE Co. Ltd.(b)	4,495	845,869
Hyundai Glovis Co. Ltd.	8,837	708,567
Hyundai Mobis Co. Ltd.	13,430	2,520,927
Hyundai Motor Co.	28,875	3,869,236
Hyundai Rotem Co. Ltd.	15,596	1,229,261
Industrial Bank of Korea	64,505	696,164
Kakao Corp.	66,355	1,782,610
KakaoBank Corp.	36,827	577,235
KB Financial Group Inc.	80,290	5,074,223
Kia Corp.	51,278	3,258,884
Korea Aerospace Industries Ltd.	16,990	994,435
Korea Electric Power Corp.	53,658	967,724
Korea Investment Holdings Co. Ltd.	9,192	536,675
Korea Zinc Co. Ltd.	877	489,072
Korean Air Lines Co. Ltd.	34,417	507,405
Krafton Inc.(a)	6,422	1,681,293
KT&G Corp.	20,236	1,633,334
LG Chem Ltd.	10,948	1,659,282
LG Corp.	20,423	956,387
LG Display Co. Ltd.(a)	71,122	422,528
LG Electronics Inc.	23,357	1,172,418
LG Energy Solution Ltd.(a)	10,057	2,294,517
LG H&H Co. Ltd.	1,929	457,060
LG Innotek Co. Ltd.	3,781	371,661
LG Uplus Corp.	39,381	332,517
LS Electric Co. Ltd.(b)	3,140	453,517
Meritz Financial Group Inc.	20,521	1,792,728
Mirae Asset Securities Co. Ltd.	48,724	405,010
NAVER Corp.	30,629	4,309,671
NCSoft Corp.	3,117	320,848
NH Investment & Securities Co. Ltd.	27,473	297,007

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Orion Corp./Republic of Korea	4,954	$429,407
POSCO Future M Co. Ltd.(a)(b)	6,978	612,627
POSCO Holdings Inc.	15,087	2,757,192
Posco International Corp.	12,030	414,729
Samsung Biologics Co. Ltd.(a)(c)	3,817	2,824,841
Samsung C&T Corp.	19,064	1,640,636
Samsung Electro-Mechanics Co. Ltd.	11,891	981,052
Samsung Electronics Co. Ltd.	1,024,429	39,970,694
Samsung Fire & Marine Insurance Co. Ltd.	6,602	1,741,790
Samsung Heavy Industries Co. Ltd.(a)	139,830	1,432,643
Samsung Life Insurance Co. Ltd.	17,435	1,058,612
Samsung SDI Co. Ltd.	11,979	1,483,367
Samsung SDS Co. Ltd.	9,160	825,469
Shinhan Financial Group Co. Ltd.	92,620	3,347,284
SK Biopharmaceuticals Co. Ltd.(a)	7,750	581,152
SK Hynix Inc.	117,176	14,620,410
SK Inc.	7,893	734,608
SK Innovation Co. Ltd.	12,655	840,560
SK Square Co. Ltd.(a)	20,942	1,294,735
SK Telecom Co. Ltd.	11,764	449,464
SKC Co. Ltd.(a)	3,454	247,790
S-Oil Corp.	10,328	377,239
Woori Financial Group Inc.	143,443	1,786,232
Yuhan Corp.	13,042	1,045,161
		151,985,254
Spain — 2.0%
Acciona SA	5,326	776,122
ACS Actividades de Construccion y Servicios SA	43,375	2,717,653
Aena SME SA(c)	15,361	3,858,928
Amadeus IT Group SA	95,488	7,516,147
Banco Bilbao Vizcaya Argentaria SA	1,233,443	16,927,820
Banco de Sabadell SA	1,169,444	3,412,184
Banco Santander SA	3,264,341	22,983,771
CaixaBank SA	825,441	6,326,350
Cellnex Telecom SA(c)	108,045	4,372,511
Endesa SA	61,710	1,853,310
Ferrovial SE	112,254	5,476,030
Grifols SA(a)	48,765	461,737
Iberdrola SA	1,287,206	23,202,987
Industria de Diseno Textil SA	231,065	12,425,516
Redeia Corp. SA	64,486	1,352,290
Repsol SA	244,270	2,985,875
Telefonica SA	778,320	3,998,419
		120,647,650
Sweden — 2.1%
AddTech AB, Class B	55,342	1,861,840
Alfa Laval AB	61,223	2,539,274
Assa Abloy AB, Class B	215,275	6,534,452
Atlas Copco AB, Class A	575,284	8,904,646
Atlas Copco AB, Class B	345,019	4,790,837
Beijer Ref AB, Class B	82,014	1,250,988
Boliden AB(a)	64,584	1,978,856
Epiroc AB, Class A	138,249	2,990,977
Epiroc AB, Class B	82,617	1,620,248
EQT AB	80,383	2,322,870
Essity AB, Class B	130,500	3,773,934
Evolution AB(c)	36,004	2,494,163
Fastighets AB Balder, Class B(a)	147,078	1,057,261
H & M Hennes & Mauritz AB, Class B	123,489	1,789,427
Hexagon AB, Class B	457,895	4,456,492
Holmen AB, Class B	16,062	635,075
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class A	27,927	$981,413
Industrivarden AB, Class C	31,611	1,110,074
Indutrade AB	60,036	1,624,192
Investment AB Latour, Class B	34,850	940,484
Investor AB, Class B	368,411	10,915,450
L E Lundbergforetagen AB, Class B	15,515	818,634
Lifco AB, Class B	50,193	1,943,209
Nibe Industrier AB, Class B	332,401	1,417,491
Nordea Bank Abp	676,105	9,363,343
Saab AB, Class B	71,275	3,318,885
Sagax AB, Class B	45,401	1,031,932
Sandvik AB	223,302	4,609,942
Securitas AB, Class B	117,953	1,869,172
Skandinaviska Enskilda Banken AB, Class A	337,742	5,359,179
Skanska AB, Class B	70,040	1,627,494
SKF AB, Class B	71,047	1,392,619
Svenska Cellulosa AB SCA, Class B	129,328	1,672,282
Svenska Handelsbanken AB, Class A	311,798	4,081,377
Swedbank AB, Class A	181,659	4,534,907
Swedish Orphan Biovitrum AB(a)	43,057	1,309,566
Tele2 AB, Class B	112,890	1,665,582
Telefonaktiebolaget LM Ericsson, Class B	608,355	5,139,006
Telia Co. AB	487,462	1,831,136
Trelleborg AB, Class B	46,304	1,596,639
Volvo AB, Class B	334,958	9,105,338
		128,260,686
Switzerland — 6.3%
ABB Ltd., Registered	347,149	18,333,197
Alcon AG	109,668	10,655,397
Avolta AG, Registered	21,033	958,427
Baloise Holding AG, Registered	9,000	2,002,252
Banque Cantonale Vaudoise, Registered	7,682	945,482
Barry Callebaut AG, Registered	759	680,455
BKW AG	4,679	938,080
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	189	2,754,485
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,691,208
Cie Financiere Richemont SA, Class A, Registered	115,615	20,429,772
EMS-Chemie Holding AG, Registered	1,614	1,190,004
Galderma Group AG	18,786	2,181,911
Geberit AG, Registered	7,454	5,163,537
Givaudan SA, Registered	1,952	9,417,150
Helvetia Holding AG, Registered	7,996	1,763,898
Holcim AG	114,396	12,783,512
Julius Baer Group Ltd.	44,890	2,911,029
Kuehne + Nagel International AG, Registered	10,553	2,430,324
Logitech International SA, Registered	35,027	2,661,704
Lonza Group AG, Registered	16,045	11,528,480
Nestle SA, Registered	564,104	60,041,754
Novartis AG, Registered	424,858	48,458,117
Partners Group Holding AG	4,987	6,534,323
Roche Holding AG, Bearer	6,744	2,346,080
Roche Holding AG, NVS	151,378	49,498,540
Sandoz Group AG	92,531	4,013,502
Schindler Holding AG, Participation Certificates, NVS	9,368	3,426,298
Schindler Holding AG, Registered	4,519	1,602,184
SGS SA	34,693	3,388,159
SIG Group AG	71,368	1,376,685
Sika AG, Registered	33,950	8,484,361
Sonova Holding AG, Registered	11,164	3,431,969

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Straumann Holding AG	24,757	$3,018,789
Swatch Group AG (The), Bearer	6,017	1,044,203
Swiss Life Holding AG, Registered	6,201	6,191,450
Swiss Prime Site AG, Registered	17,260	2,433,764
Swiss Re AG	66,930	12,014,217
Swisscom AG, Registered	5,633	3,756,552
Temenos AG, Registered	13,651	977,826
UBS Group AG, Registered	693,829	21,061,433
VAT Group AG(c)	5,958	2,150,779
Zurich Insurance Group AG	31,698	22,482,458
		380,153,747
Taiwan — 4.9%
Accton Technology Corp.	105,000	1,955,764
Acer Inc.	663,792	725,342
Advantech Co. Ltd.	115,360	1,208,531
Airtac International Group	24,928	684,678
Alchip Technologies Ltd.	18,000	1,202,863
ASE Technology Holding Co. Ltd.	693,762	2,956,257
Asia Cement Corp.	439,440	618,971
Asia Vital Components Co. Ltd.	71,000	1,042,476
Asustek Computer Inc.	145,000	2,651,599
AUO Corp.	1,346,800	518,181
Catcher Technology Co. Ltd.	136,000	925,782
Cathay Financial Holding Co. Ltd.	2,060,019	3,795,605
Chailease Holding Co. Ltd.	287,500	1,034,452
Chang Hwa Commercial Bank Ltd.	1,270,337	724,374
Cheng Shin Rubber Industry Co. Ltd.	371,000	573,015
China Airlines Ltd.	541,000	356,390
China Steel Corp.	2,453,288	1,586,524
Chunghwa Telecom Co. Ltd.	819,000	3,311,138
Compal Electronics Inc.	799,000	688,476
CTBC Financial Holding Co. Ltd.	3,568,036	4,396,674
Delta Electronics Inc.	415,000	4,348,451
E Ink Holdings Inc.	191,000	1,334,246
E.Sun Financial Holding Co. Ltd.	3,074,643	2,727,137
Eclat Textile Co. Ltd.	35,000	456,203
Elite Material Co. Ltd.	67,000	1,166,030
eMemory Technology Inc.	14,000	1,127,301
Eva Airways Corp.	565,000	678,638
Evergreen Marine Corp. Taiwan Ltd.	229,200	1,484,982
Far Eastern New Century Corp.	622,000	640,067
Far EasTone Telecommunications Co. Ltd.	326,000	874,188
Feng TAY Enterprise Co. Ltd.	92,512	327,476
First Financial Holding Co. Ltd.	2,382,381	1,897,108
Formosa Chemicals & Fibre Corp.	698,340	545,721
Formosa Plastics Corp.	950,960	1,013,184
Fortune Electric Co. Ltd.	32,000	421,771
Fubon Financial Holding Co. Ltd.	1,722,339	4,564,939
Gigabyte Technology Co. Ltd.	117,000	844,625
Global Unichip Corp.	21,000	674,629
Globalwafers Co. Ltd.	62,000	598,365
Hon Hai Precision Industry Co. Ltd.	2,764,377	12,316,120
Hotai Motor Co. Ltd.	70,080	1,364,077
Hua Nan Financial Holdings Co. Ltd.	1,830,654	1,550,047
Innolux Corp.	1,505,892	644,912
International Games System Co. Ltd.	59,000	1,529,628
Inventec Corp.	603,000	770,242
Jentech Precision Industrial Co. Ltd.	26,000	818,732
KGI Financial Holding Co. Ltd.	3,402,358	1,764,720
Largan Precision Co. Ltd.	21,000	1,497,125
Lite-On Technology Corp.	475,000	1,436,508
Lotes Co. Ltd.	18,000	707,755
Security	Shares	Value
Taiwan (continued)
MediaTek Inc.	327,000	$13,895,233
Mega Financial Holding Co. Ltd.	2,544,937	3,013,919
Micro-Star International Co. Ltd.	161,000	704,145
Nan Ya Plastics Corp.	973,840	933,239
Nien Made Enterprise Co. Ltd.	42,000	514,325
Novatek Microelectronics Corp.	127,000	2,065,433
Pegatron Corp.	432,000	1,097,614
PharmaEssentia Corp.(a)	49,000	805,604
Pou Chen Corp.	391,000	402,639
President Chain Store Corp.	133,000	1,087,616
Quanta Computer Inc.	571,000	4,289,744
Realtek Semiconductor Corp.	108,000	1,775,419
Ruentex Development Co. Ltd.	311,700	320,846
Shanghai Commercial & Savings Bank Ltd. (The)	837,784	1,235,453
Shin Kong Financial Holding Co. Ltd.(a)	3,517,725	1,298,092
Silergy Corp.	77,000	970,685
SinoPac Financial Holdings Co. Ltd.	2,323,032	1,552,302
Synnex Technology International Corp.	285,750	633,947
Taishin Financial Holding Co. Ltd.	2,512,033	1,312,712
Taiwan Business Bank	1,864,722	825,863
Taiwan Cooperative Financial Holding Co. Ltd.	2,420,687	1,848,846
Taiwan High Speed Rail Corp.	518,000	439,762
Taiwan Mobile Co. Ltd.	390,000	1,384,697
Taiwan Semiconductor Manufacturing Co. Ltd.	5,295,000	150,031,445
TCC Group Holdings Co. Ltd.	1,344,553	1,249,504
Unimicron Technology Corp.	320,000	944,021
Uni-President Enterprises Corp.	1,082,972	2,602,558
United Microelectronics Corp.	2,410,000	3,381,834
Vanguard International Semiconductor Corp.	231,466	653,431
Voltronic Power Technology Corp.	13,000	609,586
Wan Hai Lines Ltd.	163,435	424,796
Wistron Corp.	578,000	1,854,661
Wiwynn Corp.	25,000	1,504,532
WPG Holdings Ltd.	333,000	705,488
Yageo Corp.	80,763	1,157,995
Yang Ming Marine Transport Corp.	412,000	880,229
Yuanta Financial Holding Co. Ltd.	2,216,275	2,171,418
Zhen Ding Technology Holding Ltd.	133,000	407,434
		292,069,086
Thailand — 0.4%
Advanced Info Service PCL, NVDR	280,300	2,472,434
Airports of Thailand PCL, NVDR(b)	1,012,100	1,155,802
Bangkok Dusit Medical Services PCL, NVDR	2,336,400	1,675,517
Bangkok Expressway & Metro PCL, NVDR(b)	1,503,700	265,866
Bumrungrad Hospital PCL, NVDR	120,600	594,181
Central Pattana PCL, NVDR(b)	510,900	772,400
Charoen Pokphand Foods PCL, NVDR	1,019,200	807,290
CP ALL PCL, NVDR	1,291,000	1,987,846
CP Axtra PCL	517,725	390,847
Delta Electronics Thailand PCL, NVDR(b)	693,400	2,032,524
Gulf Development PCL(a)	1,074,006	1,575,402
Kasikornbank PCL, NVDR	163,600	781,269
Krungthai Card PCL, NVDR(b)	275,000	383,537
Minor International PCL, NVDR	879,220	707,652
PTT Exploration & Production PCL, NVDR	362,799	1,079,718
PTT Oil & Retail Business PCL, NVDR	722,568	313,162
PTT PCL, NVDR	2,201,700	2,041,813
SCB X PCL, NVDR	191,600	682,725
Siam Cement PCL (The), NVDR	168,700	806,102
True Corp. PCL, NVDR(a)(b)	2,655,296	961,309
		21,487,396

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey — 0.2%
Akbank TAS	729,627	$927,151
Aselsan Elektronik Sanayi Ve Ticaret A/S	307,948	1,084,863
BIM Birlesik Magazalar A/S	95,393	1,120,701
Coca-Cola Icecek A/S	147,191	199,736
Eregli Demir ve Celik Fabrikalari TAS	771,761	453,192
Ford Otomotiv Sanayi AS	16,739	386,202
Haci Omer Sabanci Holding AS	218,380	417,700
KOC Holding AS	152,485	549,013
Pegasus Hava Tasimaciligi AS(a)	46,148	268,385
Sasa Polyester Sanayi AS(a)	1,928,128	212,679
Turk Hava Yollari AO(a)	121,040	898,107
Turkcell Iletisim Hizmetleri AS	264,913	621,367
Turkiye Is Bankasi AS, Class C	1,966,164	529,380
Turkiye Petrol Rafinerileri AS	209,625	681,350
Turkiye Sise ve Cam Fabrikalari AS(b)	349,992	312,701
Yapi ve Kredi Bankasi A/S(a)	754,036	448,452
		9,110,979
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	671,867	2,129,044
Abu Dhabi Islamic Bank PJSC	367,180	1,828,104
Abu Dhabi National Oil Co. for Distribution PJSC	718,120	658,994
ADNOC Drilling Co. PJSC	690,793	921,642
Aldar Properties PJSC	869,129	1,957,238
Americana Restaurants International PLC - Foreign Co.	601,882	370,217
Dubai Islamic Bank PJSC	612,647	1,262,231
Emaar Development PJSC	209,012	761,687
Emaar Properties PJSC	1,383,945	4,945,184
Emirates NBD Bank PJSC	421,154	2,356,979
Emirates Telecommunications Group Co. PJSC	724,136	3,430,383
First Abu Dhabi Bank PJSC	948,669	3,881,582
Multiply Group PJSC(a)	834,632	490,372
		24,993,657
United Kingdom — 9.4%
3i Group PLC	207,145	11,743,261
Admiral Group PLC	53,339	2,319,845
Anglo American PLC	268,583	7,331,881
Antofagasta PLC	82,393	1,808,158
Ashtead Group PLC	92,950	4,975,838
Associated British Foods PLC	70,908	1,954,590
AstraZeneca PLC	330,770	47,388,360
Auto Trader Group PLC(c)	193,466	2,173,562
Aviva PLC	561,306	4,205,530
BAE Systems PLC	640,608	14,850,983
Barclays PLC	3,090,007	12,309,479
Barratt Redrow PLC	270,065	1,683,636
BP PLC	3,370,615	15,563,447
British American Tobacco PLC	426,999	18,599,370
BT Group PLC	1,378,798	3,200,129
Bunzl PLC	71,790	2,255,966
Centrica PLC	1,123,766	2,406,019
Coca-Cola HBC AG, Class DI	48,499	2,525,523
Compass Group PLC	360,795	12,164,139
Croda International PLC	30,621	1,208,724
DCC PLC	21,197	1,385,391
Diageo PLC	470,281	13,205,674
Entain PLC	129,992	1,111,290
Experian PLC	194,149	9,659,115
Glencore PLC	2,188,661	7,176,038
GSK PLC	873,403	17,278,265
Haleon PLC	1,943,705	9,780,471
Security	Shares	Value
United Kingdom (continued)
Halma PLC	81,343	$3,002,503
Hikma Pharmaceuticals PLC	45,706	1,211,189
HSBC Holdings PLC	3,883,601	43,291,974
Imperial Brands PLC	175,788	7,213,119
Informa PLC	302,128	2,951,467
InterContinental Hotels Group PLC	35,205	3,756,724
Intertek Group PLC	33,447	2,054,144
J Sainsbury PLC	371,856	1,321,618
JD Sports Fashion PLC	531,818	559,901
Kingfisher PLC	409,309	1,573,177
Land Securities Group PLC	156,189	1,237,687
Legal & General Group PLC	1,234,500	3,887,541
Lloyds Banking Group PLC	13,196,195	12,964,967
London Stock Exchange Group PLC	102,149	15,905,771
M&G PLC	498,902	1,384,396
Marks & Spencer Group PLC	442,703	2,300,526
Melrose Industries PLC	284,865	1,656,010
Mondi PLC, NVS	92,284	1,400,791
National Grid PLC	1,038,270	14,986,494
NatWest Group PLC, NVS	1,606,221	10,331,676
Next PLC	26,520	4,375,177
NMC Health PLC, NVS(a)(d)	14,180	—
Pearson PLC	135,247	2,168,176
Phoenix Group Holdings PLC	117,529	940,271
Prudential PLC	579,234	6,158,864
Reckitt Benckiser Group PLC	147,734	9,535,718
RELX PLC	401,101	21,890,144
Rentokil Initial PLC	530,829	2,431,883
Rio Tinto PLC	237,192	14,134,139
Rolls-Royce Holdings PLC	1,818,996	18,412,735
Sage Group PLC (The)	215,185	3,567,475
Schroders PLC	206,269	908,858
Segro PLC	276,439	2,514,670
Severn Trent PLC	61,696	2,294,922
Shell PLC	1,320,858	42,626,395
Smith & Nephew PLC	182,432	2,567,289
Smiths Group PLC	72,044	1,795,307
Spirax Group PLC	15,328	1,208,091
SSE PLC	226,116	5,098,027
Standard Chartered PLC	458,694	6,606,687
Tesco PLC	1,494,122	7,394,412
Unilever PLC	528,966	33,679,202
United Utilities Group PLC	149,852	2,252,929
Vodafone Group PLC	4,724,732	4,642,995
Whitbread PLC	41,694	1,448,075
Wise PLC, Class A(a)	143,075	1,876,629
WPP PLC	227,372	1,762,714
		565,548,143
United States — 0.3%
Spotify Technology SA(a)	33,276	20,430,798
Total Common Stocks — 98.9% (Cost: $5,063,094,453)		5,942,894,182
Preferred Stocks
Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	1,118,852	2,706,860
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	79,582	676,324
Cia Energetica de Minas Gerais, Preference Shares, NVS	397,953	767,836

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Cia Paranaense de Energia - Copel, Preference Shares, NVS	168,374	$342,080
Gerdau SA, Preference Shares, NVS	311,718	823,353
Itau Unibanco Holding SA, Preference Shares, NVS	1,144,985	7,178,412
Itausa SA, Preference Shares, NVS	1,293,537	2,438,851
Petroleo Brasileiro SA, Preference Shares, NVS	954,530	5,044,158
		19,977,874
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	32,576	1,121,543
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	108,148	1,110,767
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	12,397	1,000,398
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	24,480	1,230,650
Henkel AG & Co. KGaA, Preference Shares, NVS	37,492	2,911,867
Porsche Automobil Holding SE, Preference Shares, NVS	33,364	1,375,626
Sartorius AG, Preference Shares, NVS	5,966	1,548,741
Volkswagen AG, Preference Shares, NVS	45,366	4,936,290
		13,003,572
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	5,252	553,524
Series 2, Preference Shares, NVS	8,484	910,752
Samsung Electronics Co. Ltd., Preference Shares, NVS	176,385	5,822,583
		7,286,859
Total Preferred Stocks — 0.7% (Cost: $40,831,903)		42,500,615
Rights
Portugal — 0.0%
EDP Renovaveis SA, (Expires 05/19/25)(a)	72,756	7,418
South Korea — 0.0%
Samsung SDI Co. Ltd., (Expires 05/29/25, Strike Price KRW 146,200.00)(a)(b)	1,652	40,036
Total Rights — 0.0% (Cost: $6,956)		47,454
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	3,748	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $5,103,933,312)		5,985,442,251
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	27,033,274	27,044,087
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	9,580,000	9,580,000
Total Short-Term Securities — 0.6% (Cost: $36,615,605)		36,624,087
Total Investments — 100.2% (Cost: $5,140,548,917)		6,022,066,338
Liabilities in Excess of Other Assets — (0.2)%		(9,271,176)
Net Assets — 100.0%		$6,012,795,162

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,817,642	$16,229,875 (a)	$—	$(1,979)	$(1,451)	$27,044,087	27,033,274	$169,231 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,130,000	5,450,000 (a)	—	—	—	9,580,000	9,580,000	184,802	—
				$(1,979)	$(1,451)	$36,624,087		$354,033	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	139	06/20/25	$17,338	$873,007
MSCI Emerging Markets Index	138	06/20/25	7,659	251,124
				$1,124,131
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$709,641,915	$5,233,251,814	$453	$5,942,894,182
Preferred Stocks	22,210,184	20,290,431	—	42,500,615

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$47,454	$—	$—	$47,454
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	36,624,087	—	—	36,624,087
	$768,523,640	$5,253,542,245	$453	$6,022,066,338
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,124,131	$—	$—	$1,124,131

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust